UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Balanced Portfolio

September 30, 2009

1.808794.105

VIPBAL-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 67.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 0.6%
Autoliv, Inc.	26,700	$ 897,120
BorgWarner, Inc.	24,400	738,344
Federal-Mogul Corp. Class A (a)	59,813	721,943
Johnson Controls, Inc.	116,050	2,966,238
Magna International, Inc. Class A (sub. vtg.)	4,900	208,862
Modine Manufacturing Co.	11,000	101,970
Stoneridge, Inc. (a)	16,000	113,280
The Goodyear Tire & Rubber Co. (a)	133,900	2,280,317
TRW Automotive Holdings Corp. (a)	43,000	720,250
		8,748,324
Automobiles - 0.2%
Fiat SpA (a)	62,700	806,473
Thor Industries, Inc.	40,700	1,259,665
Winnebago Industries, Inc.	68,342	1,005,311
		3,071,449
Diversified Consumer Services - 0.3%
Carriage Services, Inc. (a)	24,247	94,563
Hillenbrand, Inc.	50,322	1,025,059
Princeton Review, Inc. (a)	34,116	143,287
Regis Corp.	66,751	1,034,641
Service Corp. International	157,300	1,102,673
Stewart Enterprises, Inc. Class A	330,012	1,725,963
		5,126,186
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	78,258	1,230,998
Burger King Holdings, Inc.	40,700	715,913
DineEquity, Inc. (d)	89,402	2,212,700
Las Vegas Sands Corp. unit	6,499	1,878,991
NH Hoteles SA (a)	27,500	182,089
Red Robin Gourmet Burgers, Inc. (a)	21,200	432,904
Sol Melia SA	12,100	122,171
Sonic Corp. (a)	153,400	1,696,604
Starwood Hotels & Resorts Worldwide, Inc.	112,300	3,709,269
Vail Resorts, Inc. (a)	27,593	925,469
Wyndham Worldwide Corp.	288,500	4,708,320
Wynn Macau Ltd.	110,800	144,111
		17,959,539
Household Durables - 0.9%
Black & Decker Corp.	24,800	1,147,992
Dorel Industries, Inc. Class B (sub. vtg.)	22,500	618,356
Hooker Furniture Corp.	50,403	680,441
Mohawk Industries, Inc. (a)	55,600	2,651,564
Newell Rubbermaid, Inc.	86,900	1,363,461
Pulte Homes, Inc.	136,655	1,501,838
Stanley Furniture Co., Inc.	32,000	331,840
The Stanley Works	22,100	943,449
Whirlpool Corp.	61,300	4,288,548
		13,527,489

	Shares	Value
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	37,000	$ 1,026,750
Media - 1.9%
Cablevision Systems Corp. - NY Group Class A	81,600	1,938,000
CC Media Holdings, Inc. Class A (a)	100,000	145,000
Comcast Corp.:
Class A	7,233	122,165
Class A (special) (non-vtg.)	327,001	5,258,176
DISH Network Corp. Class A (a)	136,927	2,637,214
Informa PLC	234,087	1,178,619
Lamar Advertising Co. Class A (a)(d)	80,520	2,209,469
Liberty Media Corp. Entertainment Series A (a)	134,932	4,197,735
McGraw-Hill Companies, Inc.	24,200	608,388
The DIRECTV Group, Inc. (a)	66,710	1,839,862
The Walt Disney Co.	70,140	1,926,044
Time Warner Cable, Inc.	111,128	4,788,506
Viacom, Inc. Class B (non-vtg.) (a)	50,300	1,410,412
		28,259,590
Multiline Retail - 0.2%
Target Corp.	80,500	3,757,740
Specialty Retail - 1.9%
Advance Auto Parts, Inc.	70,800	2,781,024
Asbury Automotive Group, Inc. (a)	60,700	769,676
Best Buy Co., Inc.	28,043	1,052,173
Big 5 Sporting Goods Corp.	56,000	845,600
Carphone Warehouse Group PLC	184,713	564,509
Casual Male Retail Group, Inc. (a)	154,000	529,760
Collective Brands, Inc. (a)	90,000	1,559,700
Gymboree Corp. (a)	22,900	1,107,902
Home Depot, Inc.	52,300	1,393,272
Lowe's Companies, Inc.	305,200	6,390,888
Lumber Liquidators, Inc. (a)	63,699	1,381,631
OfficeMax, Inc.	118,800	1,494,504
RadioShack Corp.	33,000	546,810
Sally Beauty Holdings, Inc. (a)	200,925	1,428,577
Staples, Inc.	160,000	3,715,200
The Children's Place Retail Stores, Inc. (a)	18,086	541,857
Tween Brands, Inc. (a)	185,974	1,560,322
Zale Corp. (a)	46,805	334,656
		27,998,061
Textiles, Apparel & Luxury Goods - 0.0%
American Apparel, Inc. (a)	219,236	769,518
TOTAL CONSUMER DISCRETIONARY		110,244,646
CONSUMER STAPLES - 6.0%
Beverages - 1.2%
Anheuser-Busch InBev SA NV	107,113	4,891,023
Carlsberg AS Series B	4,900	354,950
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Enterprises, Inc.	111,500	$ 2,387,215
The Coca-Cola Co.	192,700	10,347,990
		17,981,178
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	47,900	2,704,434
CVS Caremark Corp.	189,174	6,761,079
Kroger Co.	80,700	1,665,648
Pricesmart, Inc.	55,635	1,043,156
Safeway, Inc.	56,600	1,116,152
Wal-Mart Stores, Inc.	133,211	6,539,328
Walgreen Co.	27,500	1,030,425
Winn-Dixie Stores, Inc. (a)	226,031	2,965,527
		23,825,749
Food Products - 1.8%
Bunge Ltd.	15,300	957,933
Calavo Growers, Inc.	6,400	121,472
Cermaq ASA (a)	88,500	717,033
Corn Products International, Inc.	63,505	1,811,163
Danone	20,277	1,221,866
Global Bio-Chem Technology Group Co. Ltd.	3,642,000	921,074
Kellogg Co.	21,472	1,057,067
Leroy Seafood Group ASA	95,250	1,690,204
Marine Harvest ASA (a)	8,980,000	6,518,557
Nestle SA (Reg.)	57,162	2,435,735
Ralcorp Holdings, Inc. (a)	22,500	1,315,575
Smithfield Foods, Inc. (a)(d)	204,411	2,820,872
Tyson Foods, Inc. Class A	347,500	4,388,925
Unilever NV (Certificaten Van Aandelen) unit	44,000	1,268,067
		27,245,543
Household Products - 0.6%
Energizer Holdings, Inc. (a)	29,900	1,983,566
Kimberly-Clark Corp.	52,900	3,120,042
Procter & Gamble Co.	80,100	4,639,392
		9,743,000
Personal Products - 0.3%
Avon Products, Inc.	59,182	2,009,821
Hengan International Group Co. Ltd.	185,000	1,118,355
Mead Johnson Nutrition Co. Class A	21,500	969,865
		4,098,041
Tobacco - 0.5%
Lorillard, Inc.	26,012	1,932,692
Philip Morris International, Inc.	121,985	5,945,549
		7,878,241
TOTAL CONSUMER STAPLES		90,771,752

	Shares	Value
ENERGY - 8.2%
Energy Equipment & Services - 3.0%
BJ Services Co.	72,774	$ 1,413,999
Global Industries Ltd. (a)	168,953	1,605,054
Halliburton Co.	104,700	2,839,464
Helix Energy Solutions Group, Inc. (a)	96,600	1,447,068
Nabors Industries Ltd. (a)	78,400	1,638,560
National Oilwell Varco, Inc. (a)	244,700	10,553,911
Noble Corp.	131,800	5,003,128
Parker Drilling Co. (a)	121,986	666,044
Patterson-UTI Energy, Inc.	22,900	345,790
Pride International, Inc. (a)	56,873	1,731,214
Schlumberger Ltd.	30,800	1,835,680
Scorpion Offshore Ltd. (a)	341,000	1,469,955
Seahawk Drilling, Inc. (a)	24,037	747,310
Smith International, Inc.	119,300	3,423,910
Tidewater, Inc.	33,467	1,575,961
Union Drilling, Inc. (a)	97,229	742,830
Weatherford International Ltd. (a)	390,448	8,093,987
		45,133,865
Oil, Gas & Consumable Fuels - 5.2%
Alpha Natural Resources, Inc. (a)	38,750	1,360,125
Anadarko Petroleum Corp.	39,100	2,452,743
Arch Coal, Inc.	178,512	3,950,471
Atlas Energy, Inc.	11,200	303,184
Berry Petroleum Co. Class A	95,900	2,568,202
Brigham Exploration Co. (a)	244,100	2,216,428
Cabot Oil & Gas Corp.	24,800	886,600
Chesapeake Energy Corp.	266,100	7,557,240
Cimarex Energy Co.	25,700	1,113,324
Compton Petroleum Corp. (a)(d)	178,900	232,294
Concho Resources, Inc. (a)	36,500	1,325,680
Denbury Resources, Inc. (a)	118,410	1,791,543
Ellora Energy, Inc. (a)(e)	30,267	215,294
EXCO Resources, Inc. (a)	241,739	4,518,102
Hess Corp.	61,118	3,267,368
Holly Corp.	46,000	1,178,520
International Coal Group, Inc. (a)	13,700	55,211
Iteration Energy Ltd. (a)	77,000	86,315
Keyera Facilities Income Fund	47,200	870,367
Niko Resources Ltd.	15,900	1,243,928
Occidental Petroleum Corp.	33,400	2,618,560
OPTI Canada, Inc. (a)	748,100	1,502,489
OPTI Canada, Inc. (a)(e)	528,100	1,060,640
Penn Virginia Corp.	38,500	882,035
Petrohawk Energy Corp. (a)	396,787	9,606,213
Petroleo Brasileiro SA - Petrobras sponsored ADR	12,100	555,390
Plains Exploration & Production Co. (a)	206,382	5,708,526
Range Resources Corp.	79,050	3,901,908
Rosetta Resources, Inc. (a)	109,448	1,607,791
SandRidge Energy, Inc. (a)	157,211	2,037,455
Southwestern Energy Co. (a)	116,000	4,950,880
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc.	98,880	$ 3,454,565
TriStar Oil & Gas Ltd. (a)	113,100	1,653,447
Venoco, Inc. (a)	134,287	1,545,643
		78,278,481
TOTAL ENERGY		123,412,346
FINANCIALS - 11.4%
Capital Markets - 1.4%
AllianceBernstein Holding LP	35,700	973,896
Artio Global Investors, Inc. Class A	18,100	473,315
Bank Sarasin & Co. Ltd. Series B (Reg.)	26,869	1,117,435
Charles Schwab Corp.	38,500	737,275
Fortress Investment Group LLC (a)(d)	183,700	955,240
GCA Savvian Group Corp.	208	260,739
Goldman Sachs Group, Inc.	27,100	4,995,885
Janus Capital Group, Inc.	88,000	1,247,840
Morgan Stanley	203,256	6,276,545
State Street Corp.	52,100	2,740,460
The Blackstone Group LP	36,500	518,300
UBS AG (NY Shares) (a)	57,700	1,056,487
		21,353,417
Commercial Banks - 3.1%
Associated Banc-Corp.	85,145	972,356
CapitalSource, Inc.	777,200	3,373,048
Huntington Bancshares, Inc.	341,400	1,607,994
KeyCorp	68,700	446,550
Mitsubishi UFJ Financial Group, Inc.	136,400	729,023
PNC Financial Services Group, Inc.	272,555	13,243,447
Sumitomo Mitsui Financial Group, Inc.	6,000	207,997
SVB Financial Group (a)	6,600	285,582
U.S. Bancorp, Delaware	141,500	3,093,190
Wells Fargo & Co.	836,059	23,560,136
		47,519,323
Consumer Finance - 0.4%
Capital One Financial Corp.	70,500	2,518,965
Discover Financial Services	154,881	2,513,719
ORIX Corp.	6,820	414,275
		5,446,959
Diversified Financial Services - 3.4%
Bank of America Corp.	1,297,246	21,949,402
CME Group, Inc.	8,800	2,712,072
Deutsche Boerse AG	14,819	1,211,087
JPMorgan Chase & Co.	446,000	19,543,720
PICO Holdings, Inc. (a)	164,196	5,475,937
		50,892,218
Insurance - 1.7%
ACE Ltd.	33,100	1,769,526

	Shares	Value
Aon Corp.	31,400	$ 1,277,666
Arch Capital Group Ltd. (a)	1,100	74,294
Assurant, Inc.	27,329	876,168
Assured Guaranty Ltd.	41,110	798,356
Endurance Specialty Holdings Ltd.	17,000	619,990
Everest Re Group Ltd.	19,700	1,727,690
Genworth Financial, Inc. Class A	237,900	2,842,905
Lincoln National Corp.	105,500	2,733,505
Loews Corp.	31,300	1,072,025
Maiden Holdings Ltd. (e)	19,000	138,130
MBIA, Inc. (a)	174,100	1,351,016
MetLife, Inc.	51,959	1,978,079
Montpelier Re Holdings Ltd.	65,200	1,064,064
Platinum Underwriters Holdings Ltd.	24,300	870,912
Protective Life Corp.	76,000	1,627,920
The First American Corp.	4,900	158,613
The Travelers Companies, Inc.	55,660	2,740,142
Validus Holdings Ltd.	24,600	634,680
XL Capital Ltd. Class A	89,000	1,553,940
		25,909,621
Real Estate Investment Trusts - 0.6%
Brandywine Realty Trust (SBI)	13,700	151,248
British Land Co. PLC	5,499	41,768
CBL & Associates Properties, Inc.	89,211	865,347
Corporate Office Properties Trust (SBI)	4,500	165,960
Developers Diversified Realty Corp.	42,018	388,246
Duke Realty LP	41,600	499,616
Kite Realty Group Trust	8,200	34,194
ProLogis Trust	187,700	2,237,384
Segro PLC	87,800	515,748
SL Green Realty Corp.	47,710	2,092,084
U-Store-It Trust	33,594	209,963
Ventas, Inc.	9,200	354,200
Vornado Realty Trust	17,876	1,151,393
		8,707,151
Real Estate Management & Development - 0.7%
Allgreen Properties Ltd.	77,000	61,755
Avatar Holdings, Inc. (a)	10,000	190,000
Capital & Regional PLC	297,146	156,736
CB Richard Ellis Group, Inc. Class A (a)	584,772	6,865,223
Jones Lang LaSalle, Inc.	41,488	1,965,287
Unite Group PLC	240,618	1,012,470
		10,251,471
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)	14,809	167,638
Washington Federal, Inc.	60,600	1,021,716
Washington Mutual, Inc. (a)	101,600	24,892
		1,214,246
TOTAL FINANCIALS		171,294,406
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.3%
Biotechnology - 1.8%
Alexion Pharmaceuticals, Inc. (a)	17,700	$ 788,358
Amgen, Inc. (a)	99,400	5,986,862
Biogen Idec, Inc. (a)	23,400	1,182,168
Clinical Data, Inc. (a)	39,520	658,798
Dendreon Corp. (a)	39,100	1,094,409
DUSA Pharmaceuticals, Inc. (a)	169,275	184,510
Genzyme Corp. (a)	46,405	2,632,556
Gilead Sciences, Inc. (a)	59,800	2,785,484
Human Genome Sciences, Inc. (a)	100,400	1,889,528
ImmunoGen, Inc. (a)	6,700	54,337
Maxygen, Inc. (a)	48,858	326,860
Micromet, Inc. (a)	61,400	408,924
OREXIGEN Therapeutics, Inc. (a)	57,000	561,450
Rigel Pharmaceuticals, Inc. (a)	72,800	596,960
Theravance, Inc. (a)	235,819	3,452,390
United Therapeutics Corp. (a)	34,800	1,704,852
Vertex Pharmaceuticals, Inc. (a)	79,100	2,997,890
		27,306,336
Health Care Equipment & Supplies - 1.4%
Beckman Coulter, Inc.	23,600	1,626,984
C. R. Bard, Inc.	30,840	2,424,332
Cooper Companies, Inc.	24,696	734,212
Covidien PLC	123,323	5,334,953
ev3, Inc. (a)	38,145	469,565
Integra LifeSciences Holdings Corp. (a)	51,800	1,768,970
Inverness Medical Innovations, Inc. (a)	43,624	1,689,558
Kinetic Concepts, Inc. (a)	32,200	1,190,756
Nobel Biocare Holding AG (Switzerland)	2,201	72,846
Orthofix International NV (a)	33,356	980,333
Sonova Holding AG	21,557	2,173,693
Stryker Corp.	29,600	1,344,728
William Demant Holding AS (a)	16,200	1,203,763
		21,014,693
Health Care Providers & Services - 2.0%
Aetna, Inc.	55,400	1,541,782
Brookdale Senior Living, Inc.	159,744	2,896,159
CIGNA Corp.	236,120	6,632,611
Community Health Systems, Inc. (a)	36,800	1,175,024
Emeritus Corp. (a)	17,022	373,633
Express Scripts, Inc. (a)	47,600	3,692,808
Health Net, Inc. (a)	35,200	542,080
Henry Schein, Inc. (a)	21,700	1,191,547
Humana, Inc. (a)	35,200	1,312,960
Laboratory Corp. of America Holdings (a)	2,700	177,390
McKesson Corp.	24,600	1,464,930
Medco Health Solutions, Inc. (a)	63,800	3,528,778
Triple-S Management Corp. (a)	72,126	1,209,553

	Shares	Value
UnitedHealth Group, Inc.	85,406	$ 2,138,566
Universal Health Services, Inc. Class B	39,583	2,451,375
		30,329,196
Life Sciences Tools & Services - 0.2%
Life Technologies Corp. (a)	31,800	1,480,290
Thermo Fisher Scientific, Inc. (a)	17,600	768,592
		2,248,882
Pharmaceuticals - 2.9%
Abbott Laboratories	26,900	1,330,743
Allergan, Inc.	51,719	2,935,570
Ardea Biosciences, Inc. (a)	100	1,832
Cadence Pharmaceuticals, Inc. (a)	149,255	1,650,760
Merck & Co., Inc.	364,285	11,522,335
Novo Nordisk AS Series B	19,590	1,226,529
Pfizer, Inc.	1,226,875	20,304,781
Sanofi-Aventis	28,055	2,068,858
Shire PLC	27,506	477,574
Teva Pharmaceutical Industries Ltd. sponsored ADR	35,000	1,769,600
ViroPharma, Inc. (a)	100,000	962,000
		44,250,582
TOTAL HEALTH CARE		125,149,689
INDUSTRIALS - 6.7%
Aerospace & Defense - 0.9%
Alliant Techsystems, Inc. (a)	18,400	1,432,440
Honeywell International, Inc.	96,000	3,566,400
Orbital Sciences Corp. (a)	78,550	1,175,894
Precision Castparts Corp.	6,000	611,220
Raytheon Co.	15,000	719,550
Raytheon Co. warrants 6/16/11 (a)	200	2,290
United Technologies Corp.	101,800	6,202,674
		13,710,468
Airlines - 0.1%
Delta Air Lines, Inc. (a)	255,166	2,286,287
Building Products - 0.3%
Armstrong World Industries, Inc. (a)	11,500	396,290
Masco Corp.	186,200	2,405,704
Owens Corning (a)	85,200	1,912,740
USG Corp. (a)	19,300	331,574
		5,046,308
Commercial Services & Supplies - 0.7%
Clean Harbors, Inc. (a)	27,300	1,535,898
Consolidated Graphics, Inc. (a)	12,084	301,496
GeoEye, Inc. (a)	82,478	2,210,410
R.R. Donnelley & Sons Co.	183,203	3,894,896
Republic Services, Inc.	77,795	2,067,013
		10,009,713
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV (NY Shares)	76,900	1,436,492
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Great Lakes Dredge & Dock Corp.	278,197	$ 1,941,815
MYR Group, Inc. (a)	44,104	930,153
Tutor Perini Corp. (a)	44,700	952,110
		5,260,570
Electrical Equipment - 0.7%
AMETEK, Inc.	30,700	1,071,737
Cooper Industries PLC Class A	92,823	3,487,360
First Solar, Inc. (a)(d)	6,300	963,018
Renewable Energy Corp. AS (a)(d)	232,693	2,042,403
Roper Industries, Inc.	10,600	540,388
Schneider Electric SA	10,005	1,013,988
SunPower Corp.:
Class A (a)	3,300	98,637
Class B (a)	34,526	871,091
Zumtobel AG (a)	6,594	120,323
		10,208,945
Industrial Conglomerates - 0.9%
Koninklijke Philips Electronics NV	88,200	2,151,468
McDermott International, Inc. (a)	83,455	2,108,908
Rheinmetall AG	24,800	1,468,287
Siemens AG sponsored ADR	22,700	2,110,192
Textron, Inc.	274,800	5,215,704
		13,054,559
Machinery - 1.2%
Briggs & Stratton Corp.	62,762	1,218,210
Columbus McKinnon Corp. (NY Shares) (a)	48,400	733,260
Cummins, Inc.	88,800	3,979,128
Danaher Corp.	27,200	1,831,104
Gardner Denver, Inc. (a)	15,400	537,152
Ingersoll-Rand Co. Ltd.	65,500	2,008,885
JTEKT Corp.	85,100	987,806
Navistar International Corp. (a)	81,700	3,057,214
Timken Co.	44,596	1,044,884
Vallourec SA	12,100	2,050,347
		17,447,990
Professional Services - 0.2%
Manpower, Inc.	11,086	628,687
Monster Worldwide, Inc. (a)	68,300	1,193,884
Robert Half International, Inc.	39,000	975,780
		2,798,351
Road & Rail - 1.4%
Arkansas Best Corp.	44,900	1,344,306
Avis Budget Group, Inc. (a)	113,000	1,509,680
Burlington Northern Santa Fe Corp.	6,800	542,844
CSX Corp.	92,600	3,876,236
Norfolk Southern Corp.	41,200	1,776,132
Ryder System, Inc.	61,000	2,382,660
Saia, Inc. (a)	54,865	882,229

	Shares	Value
Union Pacific Corp.	101,900	$ 5,945,865
Universal Truckload Services, Inc.	143,601	2,370,853
		20,630,805
Trading Companies & Distributors - 0.0%
Wolseley PLC (a)	2,750	66,242
TOTAL INDUSTRIALS		100,520,238
INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 2.3%
Adtran, Inc.	75,228	1,846,847
Cisco Systems, Inc. (a)	659,500	15,524,630
Comverse Technology, Inc. (a)	228,200	1,996,750
Emulex Corp. (a)	11,537	118,716
Harris Stratex Networks, Inc. Class A (a)	33,013	231,091
Infinera Corp. (a)	137,945	1,096,663
Juniper Networks, Inc. (a)	230,280	6,222,166
Motorola, Inc.	628,116	5,395,516
QUALCOMM, Inc.	51,208	2,303,336
		34,735,715
Computers & Peripherals - 1.6%
Apple, Inc. (a)	34,600	6,413,802
Hewlett-Packard Co.	265,700	12,543,697
Netezza Corp. (a)	96,929	1,089,482
QLogic Corp. (a)	63,000	1,083,600
SanDisk Corp. (a)	24,689	535,751
Seagate Technology	220,400	3,352,284
		25,018,616
Electronic Equipment & Components - 1.6%
Agilent Technologies, Inc. (a)	159,252	4,431,983
Amphenol Corp. Class A	59,880	2,256,278
Arrow Electronics, Inc. (a)	84,300	2,373,045
Avnet, Inc. (a)	150,671	3,912,926
Bell Microproducts, Inc. (a)	250,592	874,566
BYD Co. Ltd. (H Shares) (a)	22,000	181,252
Corning, Inc.	239,100	3,660,621
FLIR Systems, Inc. (a)	19,727	551,764
Ingram Micro, Inc. Class A (a)	100,550	1,694,268
Itron, Inc. (a)	37,241	2,388,638
Tyco Electronics Ltd.	63,475	1,414,223
		23,739,564
Internet Software & Services - 0.6%
Google, Inc. Class A (a)	11,560	5,732,026
Open Text Corp. (a)	16,500	618,230
VeriSign, Inc. (a)	125,737	2,978,710
		9,328,966
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	11,400	617,538
Alliance Data Systems Corp. (a)	41,698	2,546,914
Atos Origin SA (a)	24,071	1,215,197
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Fidelity National Information Services, Inc.	142,950	$ 3,646,655
Hewitt Associates, Inc. Class A (a)	43,977	1,602,082
Lender Processing Services, Inc.	42,117	1,607,606
Metavante Technologies, Inc. (a)	53,814	1,855,507
Visa, Inc. Class A	13,100	905,341
Wright Express Corp. (a)	22,558	665,687
		14,662,527
Office Electronics - 0.1%
Xerox Corp.	123,800	958,212
Semiconductors & Semiconductor Equipment - 3.0%
Analog Devices, Inc.	75,300	2,076,774
Applied Materials, Inc.	227,100	3,043,140
ASAT Holdings Ltd. (a)	1,762	5
ASAT Holdings Ltd. warrants 7/24/11 (a)	48	0
Atmel Corp. (a)	1,755,899	7,357,217
Cymer, Inc. (a)	56,982	2,214,321
Cypress Semiconductor Corp. (a)	93,800	968,954
Fairchild Semiconductor International, Inc. (a)	355,609	3,637,880
Himax Technologies, Inc. sponsored ADR	99,000	329,670
International Rectifier Corp. (a)	53,098	1,034,880
Kulicke & Soffa Industries, Inc. (a)	196,600	1,185,498
Lam Research Corp. (a)	274,500	9,376,920
LTX-Credence Corp. (a)	660,082	1,089,135
Maxim Integrated Products, Inc.	134,700	2,443,458
MEMC Electronic Materials, Inc. (a)	62,100	1,032,723
Micron Technology, Inc. (a)	316,900	2,598,580
National Semiconductor Corp.	95,200	1,358,504
ON Semiconductor Corp. (a)	153,835	1,269,139
Semitool, Inc. (a)	150,921	1,275,282
Standard Microsystems Corp. (a)	3,300	76,593
Teradyne, Inc. (a)	98,700	912,975
Varian Semiconductor Equipment Associates, Inc. (a)	56,110	1,842,652
		45,124,300
Software - 1.8%
Adobe Systems, Inc. (a)	43,955	1,452,273
ANSYS, Inc. (a)	19,799	741,869
BMC Software, Inc. (a)	37,700	1,414,881
Citrix Systems, Inc. (a)	57,838	2,268,985
Informatica Corp. (a)	56,800	1,282,544
Microsoft Corp.	401,300	10,389,657
Misys PLC	262,500	866,852
Nuance Communications, Inc. (a)	24,200	362,032
Oracle Corp.	234,600	4,889,064
Perfect World Co. Ltd. sponsored ADR Class B (a)	10,400	500,240
Shanda Games Ltd. sponsored ADR	12,600	147,420

	Shares	Value
Sourcefire, Inc. (a)	82,138	$ 1,763,503
Ubisoft Entertainment SA (a)	43,078	815,686
		26,895,006
TOTAL INFORMATION TECHNOLOGY		180,462,906
MATERIALS - 4.3%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	24,600	1,908,468
Airgas, Inc.	17,459	844,492
Albemarle Corp.	43,700	1,512,020
Ashland, Inc.	80,277	3,469,572
Celanese Corp. Class A	152,499	3,812,475
CF Industries Holdings, Inc.	4,900	422,527
Cytec Industries, Inc.	39,200	1,272,824
Dow Chemical Co.	120,400	3,138,828
FMC Corp.	6,000	337,500
Huabao International Holdings Ltd.	269,000	288,437
Monsanto Co.	33,500	2,592,900
Rockwood Holdings, Inc. (a)	37,819	777,937
Solutia, Inc. (a)	257,326	2,979,835
Spartech Corp.	206,525	2,224,274
Terra Industries, Inc.	20,876	723,771
The Mosaic Co.	36,900	1,773,783
W.R. Grace & Co. (a)	181,949	3,955,571
		32,035,214
Construction Materials - 0.3%
Eagle Materials, Inc.	18,600	531,588
HeidelbergCement AG	47,035	3,044,876
HeidelbergCement AG rights 10/7/09 (a)	7,855	42,299
		3,618,763
Containers & Packaging - 0.5%
Owens-Illinois, Inc. (a)	101,700	3,752,730
Temple-Inland, Inc.	213,947	3,513,010
		7,265,740
Metals & Mining - 1.3%
Agnico-Eagle Mines Ltd. (Canada)	8,200	554,659
ArcelorMittal SA (NY Shares) Class A	18,303	679,773
Commercial Metals Co.	104,700	1,874,130
Eldorado Gold Corp. (a)	337,900	3,838,266
First Quantum Minerals Ltd.	3,300	215,787
Globe Specialty Metals, Inc.	37,100	334,642
Grande Cache Coal Corp. (a)	114,100	423,145
Ivanhoe Mines Ltd. (a)	271,800	3,493,664
Lihir Gold Ltd. (a)	549,487	1,357,321
Mitsubishi Materials Corp.	132,000	362,994
Newcrest Mining Ltd.	66,455	1,870,189
Newmont Mining Corp.	28,200	1,241,364
Nucor Corp.	27,200	1,278,672
Quadra Mining Ltd. (a)	11,000	149,510
Rio Tinto PLC (Reg.)	25,300	1,075,600
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Sino Gold Mining Ltd. (a)	198,926	$ 1,182,820
Timminco Ltd. (a)(d)	177,500	222,186
		20,154,722
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	28,000	1,026,200
TOTAL MATERIALS		64,100,639
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	201,100	5,431,711
Iliad Group SA	3,160	356,050
Qwest Communications International, Inc.	509,886	1,942,666
Verizon Communications, Inc.	91,100	2,757,597
		10,488,024
Wireless Telecommunication Services - 0.4%
MTN Group Ltd.	31,900	518,818
Sprint Nextel Corp. (a)	881,200	3,480,740
Vivo Participacoes SA sponsored ADR	48,900	1,234,725
		5,234,283
TOTAL TELECOMMUNICATION SERVICES		15,722,307
UTILITIES - 1.8%
Electric Utilities - 0.6%
Allegheny Energy, Inc.	121,837	3,231,117
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	16,500	250,800
Entergy Corp.	29,786	2,378,710
FirstEnergy Corp.	75,400	3,447,288
		9,307,915
Gas Utilities - 0.2%
EQT Corp.	41,600	1,772,160
Questar Corp.	5,700	214,092
Xinao Gas Holdings Ltd.	502,000	997,523
		2,983,775
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	146,700	2,174,094
Constellation Energy Group, Inc.	113,300	3,667,521
NRG Energy, Inc. (a)	185,620	5,232,628
RRI Energy, Inc. (a)	219,981	1,570,664
		12,644,907
Multi-Utilities - 0.2%
CMS Energy Corp.	39,300	526,620

	Shares	Value
Public Service Enterprise Group, Inc.	11,200	$ 352,128
Sempra Energy	26,200	1,305,022
		2,183,770
TOTAL UTILITIES		27,120,367
TOTAL COMMON STOCKS (Cost $920,139,867)		1,008,799,296
Convertible Preferred Stocks - 0.3%

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
McMoRan Exploration Co. 6.75%	1,100	69,675
SandRidge Energy, Inc. 8.50% (a)(e)	9,800	1,761,942
		1,831,617
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00%	48	0
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	32,500	3,320,103
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,604,744)		5,151,720
Investment Companies - 0.1%

Ares Capital Corp. (Cost $1,985,109)	142,738	1,572,973
Corporate Bonds - 0.4%
	Principal Amount
Convertible Bonds - 0.3%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (c)(e)	$ 1,956,000	1,298,295
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (e)	1,120,000	1,085,504
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	390,000	289,088
Corporate Bonds - continued
	Principal Amount	Value
Convertible Bonds - continued
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. 6% 5/1/15	$ 1,930,000	$ 1,442,675
Amkor Technology, Inc. 6% 4/15/14 (e)	520,000	1,261,884
		2,704,559
TOTAL CONVERTIBLE BONDS		5,377,446
Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	715,000	546,975
8.25% 12/15/14	695,000	542,100
		1,089,075
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia Capital SA 7.2% 7/18/36	20,000	22,597
TOTAL NONCONVERTIBLE BONDS		1,111,672
TOTAL CORPORATE BONDS (Cost $3,893,708)		6,489,118
Fixed-Income Funds - 29.4%
	Shares
Fidelity High Income Central Fund 2 (f)	687,147	68,075,664
Fidelity VIP Investment Grade Central Fund (f)	3,581,117	374,513,217
TOTAL FIXED-INCOME FUNDS (Cost $426,125,933)		442,588,881
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.25% (g)	38,929,181	$ 38,929,181
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(g)	6,999,416	6,999,416
TOTAL MONEY MARKET FUNDS (Cost $45,928,597)		45,928,597
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,401,677,958)	1,510,530,585
NET OTHER ASSETS - (0.4)%	(5,853,578)
NET ASSETS - 100%	$ 1,504,677,007
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,821,689 or 0.5% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 109,839
Fidelity High Income Central Fund 2	3,356,204
Fidelity Securities Lending Cash Central Fund	95,643
Fidelity VIP Investment Grade Central Fund	11,745,401
Total	$ 15,307,087
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 39,712,692	$ 12,371,140	$ -	$ 68,075,664	13.9%
Fidelity VIP Investment Grade Central Fund	304,949,284	36,744,512	-	374,513,217	9.8%
Total	$ 344,661,976	$ 49,115,652	$ -	$ 442,588,881
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 110,244,646	$ 108,221,544	$ 2,023,102	$ -
Consumer Staples	90,771,752	90,771,752	-	-
Energy	125,243,963	123,197,052	1,831,617	215,294
Financials	171,294,406	169,682,372	1,612,034	-
Health Care	125,149,689	122,603,257	2,546,432	-
Industrials	100,520,238	97,380,964	3,139,274	-
Information Technology	180,462,906	180,462,901	5	-
Materials	67,420,742	62,662,045	4,758,697	-
Telecommunication Services	15,722,307	15,203,489	518,818	-
Utilities	27,120,367	27,120,367	-	-
Investment Companies	1,572,973	1,572,973	-	-
Corporate Bonds	6,489,118	-	6,489,118	-
Fixed-Income Funds	442,588,881	442,588,881	-	-
Money Market Funds	45,928,597	45,928,597	-	-
Total Investments in Securities:	$ 1,510,530,585	$ 1,487,396,194	$ 22,919,097	$ 215,294
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 4,853,678
Total Realized Gain (Loss)	694,439
Total Unrealized Gain (Loss)	1,795,978
Cost of Purchases	1,602,192
Proceeds of Sales	(6,644,005)
Amortization/Accretion	-
Transfers in/out of Level 3	(2,086,988)
Ending Balance	$ 215,294
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ 53,208

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $1,407,701,041. Net unrealized appreciation aggregated $102,829,544, of which $222,272,545 related to appreciated investment securities and $119,443,001 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

September 30, 2009

1.808777.105

VIPDCA-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 21.2%
Auto Components - 2.4%
American Axle & Manufacturing Holdings, Inc. (c)	10,800	$ 76,464
Autoliv, Inc.	4,560	153,216
BorgWarner, Inc.	6,100	184,586
Johnson Controls, Inc.	15,409	393,854
Modine Manufacturing Co.	14,820	137,381
TRW Automotive Holdings Corp. (a)	8,761	146,747
		1,092,248
Automobiles - 0.6%
Harley-Davidson, Inc.	12,400	285,200
Diversified Consumer Services - 2.1%
Career Education Corp. (a)	2,400	58,512
ITT Educational Services, Inc. (a)	4,300	474,763
Strayer Education, Inc.	2,000	435,360
		968,635
Hotels, Restaurants & Leisure - 2.4%
Accor SA	3,864	215,085
Bob Evans Farms, Inc.	3,500	101,710
Marriott International, Inc. Class A	6,900	190,371
Paddy Power PLC (Ireland)	12,400	377,469
Ruby Tuesday, Inc. (a)	5,350	45,047
Starwood Hotels & Resorts Worldwide, Inc.	5,900	194,877
		1,124,559
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	9,145	853,777
Media - 8.5%
CBS Corp. Class B	20,400	245,820
Interpublic Group of Companies, Inc. (a)	90,900	683,568
The Walt Disney Co.	74,980	2,058,947
Virgin Media, Inc.	69,025	960,828
		3,949,163
Specialty Retail - 3.4%
Aeropostale, Inc. (a)	4,960	215,611
American Eagle Outfitters, Inc.	2,300	38,778
AnnTaylor Stores Corp. (a)	13,800	219,282
Chico's FAS, Inc. (a)	13,780	179,140
Gap, Inc.	22,000	470,800
Lowe's Companies, Inc.	3,500	73,290
Urban Outfitters, Inc. (a)	11,800	356,006
		1,552,907
TOTAL CONSUMER DISCRETIONARY		9,826,489
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
The J.M. Smucker Co.	3,939	208,806

	Shares	Value
ENERGY - 12.3%
Energy Equipment & Services - 4.4%
Pride International, Inc. (a)	5,400	$ 164,376
Schlumberger Ltd.	13,100	780,760
Seahawk Drilling, Inc. (a)	3,534	109,872
Smith International, Inc.	7,700	220,990
Transocean Ltd. (a)	4,200	359,226
Weatherford International Ltd. (a)	11,600	240,468
Willbros Group, Inc. (a)	11,391	173,485
		2,049,177
Oil, Gas & Consumable Fuels - 7.9%
Alpha Natural Resources, Inc. (a)	5,000	175,500
Arch Coal, Inc.	15,100	334,163
Atlas Energy, Inc.	800	21,656
Chesapeake Energy Corp.	3,100	88,040
EXCO Resources, Inc. (a)	27,833	520,199
International Coal Group, Inc. (a)(c)	20,200	81,406
James River Coal Co. (a)	14,400	275,184
Marathon Oil Corp.	10,800	344,520
Occidental Petroleum Corp.	11,600	909,440
Patriot Coal Corp. (a)(c)	19,300	226,968
Petroleo Brasileiro SA - Petrobras sponsored ADR	14,620	671,058
		3,648,134
TOTAL ENERGY		5,697,311
FINANCIALS - 16.3%
Capital Markets - 4.0%
Franklin Resources, Inc.	1,500	150,900
Goldman Sachs Group, Inc.	4,141	763,393
Janus Capital Group, Inc.	21,504	304,927
Knight Capital Group, Inc. Class A (a)	8,200	178,350
Morgan Stanley	14,650	452,392
		1,849,962
Commercial Banks - 1.3%
SunTrust Banks, Inc.	19,254	434,178
SVB Financial Group (a)	1,882	81,434
Wells Fargo & Co.	3,900	109,902
		625,514
Consumer Finance - 1.7%
American Express Co.	3,900	132,210
Capital One Financial Corp.	17,800	635,994
		768,204
Diversified Financial Services - 6.6%
Bank of America Corp.	73,580	1,244,974
CME Group, Inc.	4,972	1,532,321
Moody's Corp.	14,278	292,128
		3,069,423
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 0.7%
CNA Financial Corp. (a)	536	$ 12,939
Hartford Financial Services Group, Inc.	11,191	296,562
		309,501
Real Estate Investment Trusts - 0.5%
Host Hotels & Resorts, Inc.	20,400	240,108
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)	58,860	691,016
TOTAL FINANCIALS		7,553,728
HEALTH CARE - 9.0%
Biotechnology - 4.3%
Biogen Idec, Inc. (a)	37,830	1,911,172
GTx, Inc. (a)	2,867	36,698
Targacept, Inc. (a)	1,409	30,110
		1,977,980
Health Care Equipment & Supplies - 0.2%
ResMed, Inc. (a)	2,300	103,960
Health Care Providers & Services - 0.9%
VCA Antech, Inc. (a)	16,189	435,322
Pharmaceuticals - 3.6%
Allergan, Inc.	5,440	308,774
Elan Corp. PLC sponsored ADR (a)	75,045	533,570
MAP Pharmaceuticals, Inc. (a)	100	1,046
Pfizer, Inc.	46,300	766,265
ViroPharma, Inc. (a)	4,800	46,176
		1,655,831
TOTAL HEALTH CARE		4,173,093
INDUSTRIALS - 13.5%
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc. (a)	12,500	43,250
Atlas Air Worldwide Holdings, Inc. (a)	5,200	166,244
United Parcel Service, Inc. Class B	1,200	67,764
		277,258
Airlines - 10.7%
AMR Corp. (a)	169,400	1,346,730
Continental Airlines, Inc. Class B (a)	78,829	1,295,949
Delta Air Lines, Inc. (a)	162,932	1,459,871
Ryanair Holdings PLC sponsored ADR (a)	4,100	119,064
UAL Corp. (a)(c)	49,560	456,943
US Airways Group, Inc. (a)	66,921	314,529
		4,993,086
Commercial Services & Supplies - 0.1%
Cintas Corp.	1,500	45,465

	Shares	Value
Electrical Equipment - 1.0%
Alstom SA	5,683	$ 414,716
Lime Energy Co. (a)	7,500	41,625
		456,341
Machinery - 0.2%
Terex Corp. (a)	5,400	111,942
Professional Services - 0.2%
Robert Half International, Inc.	3,500	87,570
Road & Rail - 0.7%
Avis Budget Group, Inc. (a)	5,200	69,472
Hertz Global Holdings, Inc. (a)(c)	8,900	96,387
Landstar System, Inc.	3,900	148,434
		314,293
TOTAL INDUSTRIALS		6,285,955
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.9%
Adtran, Inc.	6,101	149,780
Cisco Systems, Inc. (a)	42,190	993,153
Juniper Networks, Inc. (a)	7,500	202,650
		1,345,583
Computers & Peripherals - 4.0%
Apple, Inc. (a)	4,165	772,066
Hewlett-Packard Co.	19,000	896,990
Seagate Technology	12,400	188,604
		1,857,660
Electronic Equipment & Components - 0.1%
FLIR Systems, Inc. (a)	2,300	64,331
Internet Software & Services - 1.6%
Google, Inc. Class A (a)	1,200	595,020
Yahoo!, Inc. (a)	9,300	165,633
		760,653
IT Services - 0.4%
Euronet Worldwide, Inc. (a)	3,328	79,972
Hewitt Associates, Inc. Class A (a)	2,327	84,773
		164,745
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	48,087	644,366
ASML Holding NV (NY Shares)	9,700	286,829
KLA-Tencor Corp.	16,588	594,846
Lam Research Corp. (a)	8,880	303,341
Omnivision Technologies, Inc. (a)	2,112	34,383
		1,863,765
Software - 4.3%
Citrix Systems, Inc. (a)	4,250	166,728
Fair Isaac Corp.	11,338	243,654
Microsoft Corp.	47,900	1,240,131
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Rovi Corp. (a)	5,489	$ 184,430
Solera Holdings, Inc.	5,008	155,799
		1,990,742
TOTAL INFORMATION TECHNOLOGY		8,047,479
MATERIALS - 2.4%
Chemicals - 2.0%
Ashland, Inc.	8,230	355,701
Dow Chemical Co.	16,200	422,334
Lubrizol Corp.	2,000	142,920
		920,955
Containers & Packaging - 0.2%
Owens-Illinois, Inc. (a)	3,106	114,611
Paper & Forest Products - 0.2%
Schweitzer-Mauduit International, Inc.	1,400	76,104
TOTAL MATERIALS		1,111,670
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 2.9%
Cbeyond, Inc. (a)	17,598	283,856
Qwest Communications International, Inc.	280,200	1,067,562
		1,351,418
Wireless Telecommunication Services - 1.3%
Sprint Nextel Corp. (a)	156,074	616,492
TOTAL TELECOMMUNICATION SERVICES		1,967,910

	Shares	Value
UTILITIES - 0.3%
Electric Utilities - 0.3%
FirstEnergy Corp.	2,700	$ 123,444
TOTAL COMMON STOCKS (Cost $48,524,824)		44,995,885
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.25% (d)	575,857	575,857
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	486,550	486,550
TOTAL MONEY MARKET FUNDS (Cost $1,062,407)		1,062,407
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $49,587,231)	46,058,292
NET OTHER ASSETS - 0.8%	369,188
NET ASSETS - 100%	$ 46,427,480
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,960
Fidelity Securities Lending Cash Central Fund	9,385
Total	$ 20,345
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $49,871,657. Net unrealized depreciation aggregated $3,813,365, of which $6,378,929 related to appreciated investment securities and $10,192,294 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth & Income Portfolio

September 30, 2009

1.808773.105

VIPGI-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.9%
Johnson Controls, Inc.	131,800	$ 3,368,808
The Goodyear Tire & Rubber Co. (a)	227,100	3,867,513
		7,236,321
Automobiles - 0.4%
Ford Motor Co. (a)	199,400	1,437,674
Toyota Motor Corp. sponsored ADR	18,600	1,461,402
		2,899,076
Hotels, Restaurants & Leisure - 1.4%
Buffalo Wild Wings, Inc. (a)(c)	48,494	2,017,835
Carnival Corp. unit	30,000	998,400
Darden Restaurants, Inc.	73,800	2,518,794
Marriott International, Inc. Class A (c)	53,570	1,477,996
MGM Mirage, Inc. (a)	158,700	1,910,748
Sonic Corp. (a)	42,900	474,474
Starbucks Corp. (a)	101,250	2,090,813
Wynn Macau Ltd.	58,400	75,958
		11,565,018
Household Durables - 1.3%
D.R. Horton, Inc.	43,700	498,617
Ethan Allen Interiors, Inc.	37,630	620,895
Mohawk Industries, Inc. (a)	34,500	1,645,305
Newell Rubbermaid, Inc.	88,200	1,383,858
Toll Brothers, Inc. (a)	176,400	3,446,856
Whirlpool Corp.	37,000	2,588,520
		10,184,051
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	14,100	1,316,376
Media - 2.5%
Comcast Corp. Class A (special) (non-vtg.)	241,300	3,880,104
Lamar Advertising Co. Class A (a)	34,306	941,357
McGraw-Hill Companies, Inc.	66,227	1,664,947
Scripps Networks Interactive, Inc. Class A	19,400	716,830
The DIRECTV Group, Inc. (a)(c)	66,800	1,842,344
The Walt Disney Co.	236,100	6,483,306
Time Warner, Inc.	152,333	4,384,144
		19,913,032
Multiline Retail - 1.1%
Kohl's Corp. (a)	54,000	3,080,700
Target Corp.	129,000	6,021,720
		9,102,420
Specialty Retail - 3.3%
Best Buy Co., Inc.	38,881	1,458,815
Lowe's Companies, Inc.	511,200	10,704,528
PetSmart, Inc.	10,400	226,200
Sherwin-Williams Co.	31,200	1,876,992
Staples, Inc.	327,202	7,597,630

	Shares	Value
Tiffany & Co., Inc.	44,000	$ 1,695,320
TJX Companies, Inc.	78,300	2,908,845
		26,468,330
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	30,900	2,367,558
TOTAL CONSUMER DISCRETIONARY		91,052,182
CONSUMER STAPLES - 7.3%
Beverages - 1.3%
Coca-Cola Enterprises, Inc.	72,300	1,547,943
The Coca-Cola Co.	170,700	9,166,590
		10,714,533
Food & Staples Retailing - 2.8%
CVS Caremark Corp.	189,000	6,754,860
Wal-Mart Stores, Inc.	213,700	10,490,533
Walgreen Co.	129,700	4,859,859
		22,105,252
Food Products - 1.2%
Bunge Ltd.	20,400	1,277,244
Corn Products International, Inc.	35,400	1,009,608
Nestle SA (Reg.)	129,260	5,507,909
Ralcorp Holdings, Inc. (a)	30,011	1,754,743
		9,549,504
Household Products - 0.6%
Colgate-Palmolive Co.	59,700	4,553,916
Tobacco - 1.4%
Philip Morris International, Inc.	225,760	11,003,542
TOTAL CONSUMER STAPLES		57,926,747
ENERGY - 11.2%
Energy Equipment & Services - 3.6%
Cameron International Corp. (a)	151,128	5,715,661
Halliburton Co.	163,593	4,436,642
Nabors Industries Ltd. (a)	117,000	2,445,300
Schlumberger Ltd.	137,900	8,218,840
Smith International, Inc.	77,376	2,220,691
Weatherford International Ltd. (a)	265,600	5,505,888
		28,543,022
Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.	48,800	3,061,224
Apache Corp.	39,400	3,618,102
Arch Coal, Inc.	53,200	1,177,316
Chesapeake Energy Corp.	88,100	2,502,040
EOG Resources, Inc.	10,000	835,100
Exxon Mobil Corp.	304,664	20,902,997
Occidental Petroleum Corp.	140,500	11,015,200
Peabody Energy Corp.	14,500	539,690
Petrohawk Energy Corp. (a)	84,400	2,043,324
Plains Exploration & Production Co. (a)	74,110	2,049,883
Range Resources Corp.	99,000	4,886,640
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	102,400	$ 4,370,432
Ultra Petroleum Corp. (a)	77,590	3,798,806
		60,800,754
TOTAL ENERGY		89,343,776
FINANCIALS - 16.4%
Capital Markets - 4.6%
Ameriprise Financial, Inc.	88,601	3,218,874
Charles Schwab Corp.	86,205	1,650,826
Goldman Sachs Group, Inc.	55,034	10,145,518
Janus Capital Group, Inc.	231,217	3,278,657
Morgan Stanley	157,402	4,860,574
State Street Corp.	258,457	13,594,838
		36,749,287
Commercial Banks - 2.3%
East West Bancorp, Inc.	35,550	295,065
Huntington Bancshares, Inc.	105,200	495,492
KeyCorp	103,600	673,400
PNC Financial Services Group, Inc.	7,400	359,566
U.S. Bancorp, Delaware	153,700	3,359,882
Wells Fargo & Co.	467,091	13,162,624
		18,346,029
Consumer Finance - 0.5%
American Express Co.	20,900	708,510
Capital One Financial Corp.	46,900	1,675,737
Discover Financial Services	57,500	933,225
SLM Corp. (a)	74,500	649,640
		3,967,112
Diversified Financial Services - 4.6%
Bank of America Corp.	926,594	15,677,970
CME Group, Inc.	8,400	2,588,796
JPMorgan Chase & Co.	422,950	18,533,669
		36,800,435
Insurance - 3.9%
ACE Ltd.	115,800	6,190,668
AFLAC, Inc.	7,100	303,454
Berkshire Hathaway, Inc. Class A (a)	60	6,060,000
Everest Re Group Ltd.	35,969	3,154,481
Hartford Financial Services Group, Inc.	63,842	1,691,813
Lincoln National Corp.	116,700	3,023,697
MBIA, Inc. (a)	102,900	798,504
MetLife, Inc.	130,700	4,975,749
PartnerRe Ltd.	22,050	1,696,527
The Travelers Companies, Inc.	70,766	3,483,810
		31,378,703

	Shares	Value
Real Estate Investment Trusts - 0.3%
CBL & Associates Properties, Inc.	55,300	$ 536,410
Simon Property Group, Inc.	14,012	972,853
SL Green Realty Corp.	18,100	793,685
		2,302,948
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	115,600	1,357,144
TOTAL FINANCIALS		130,901,658
HEALTH CARE - 14.2%
Biotechnology - 2.8%
Amgen, Inc. (a)	77,500	4,667,825
Biogen Idec, Inc. (a)	7,330	370,312
Celgene Corp. (a)	43,942	2,456,358
Cephalon, Inc. (a)	37,300	2,172,352
Dendreon Corp. (a)(c)	30,400	850,896
Genzyme Corp. (a)	43,500	2,467,755
Gilead Sciences, Inc. (a)	52,500	2,445,450
MannKind Corp. (a)	35,200	346,720
Myriad Genetics, Inc. (a)	38,384	1,051,722
OSI Pharmaceuticals, Inc. (a)	28,700	1,013,110
PDL BioPharma, Inc.	236,634	1,864,676
Vertex Pharmaceuticals, Inc. (a)	60,800	2,304,320
		22,011,496
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	70,974	4,046,228
C. R. Bard, Inc.	10,335	812,434
Covidien PLC	195,200	8,444,352
ev3, Inc. (a)	22,700	279,437
Hospira, Inc. (a)	29,800	1,329,080
St. Jude Medical, Inc. (a)	43,770	1,707,468
		16,618,999
Health Care Providers & Services - 2.9%
Express Scripts, Inc. (a)	88,500	6,865,830
Henry Schein, Inc. (a)	77,405	4,250,309
Humana, Inc. (a)	40,500	1,510,650
Laboratory Corp. of America Holdings (a)	17,600	1,156,320
Medco Health Solutions, Inc. (a)	94,000	5,199,140
UnitedHealth Group, Inc.	137,452	3,441,798
WellPoint, Inc. (a)	14,900	705,664
		23,129,711
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	49,700	2,112,250
Pharmaceuticals - 6.1%
Abbott Laboratories	167,950	8,308,487
Allergan, Inc.	27,700	1,572,252
Bristol-Myers Squibb Co.	28,000	630,560
Johnson & Johnson	105,270	6,409,890
Merck & Co., Inc.	176,400	5,579,532
Pfizer, Inc.	740,800	12,260,240
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	17,725	$ 2,864,802
Schering-Plough Corp.	136,949	3,868,809
Teva Pharmaceutical Industries Ltd. sponsored ADR	31,200	1,577,472
Wyeth	120,230	5,840,773
		48,912,817
TOTAL HEALTH CARE		112,785,273
INDUSTRIALS - 8.5%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	43,600	1,619,740
Lockheed Martin Corp.	9,800	765,184
The Boeing Co.	33,800	1,830,270
United Technologies Corp.	143,100	8,719,083
		12,934,277
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	30,200	1,744,050
FedEx Corp.	22,500	1,692,450
		3,436,500
Airlines - 0.2%
Delta Air Lines, Inc. (a)	129,698	1,162,094
UAL Corp. (a)	2,100	19,362
		1,181,456
Building Products - 0.1%
Masco Corp.	69,100	892,772
Construction & Engineering - 0.0%
Orion Marine Group, Inc. (a)	13,600	279,344
Electrical Equipment - 0.7%
Alstom SA	1,100	80,272
First Solar, Inc. (a)	3,300	504,438
JA Solar Holdings Co. Ltd. ADR (a)	135,600	546,468
Rockwell Automation, Inc.	44,600	1,899,960
SunPower Corp. Class B (a)	31,300	789,699
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	300	4,560
Vestas Wind Systems AS (a)	24,661	1,782,778
		5,608,175
Industrial Conglomerates - 1.7%
3M Co.	100,700	7,431,660
General Electric Co.	123,272	2,024,126
McDermott International, Inc. (a)	81,000	2,046,870
Textron, Inc.	85,300	1,618,994
		13,121,650
Machinery - 1.6%
Caterpillar, Inc.	9,600	492,768
Cummins, Inc.	59,700	2,675,157
Danaher Corp.	48,800	3,285,216
Eaton Corp.	30,000	1,697,700

	Shares	Value
Ingersoll-Rand Co. Ltd.	131,300	$ 4,026,971
Navistar International Corp. (a)	21,600	808,272
		12,986,084
Professional Services - 0.3%
Manpower, Inc.	41,350	2,344,959
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)	44,800	598,528
CSX Corp.	73,000	3,055,780
Landstar System, Inc.	87,100	3,315,026
Union Pacific Corp.	109,400	6,383,490
		13,352,824
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	19,200	1,715,712
TOTAL INDUSTRIALS		67,853,753
INFORMATION TECHNOLOGY - 23.4%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	689,800	16,237,892
Comverse Technology, Inc. (a)	23,165	202,694
Juniper Networks, Inc. (a)	100,845	2,724,832
Motorola, Inc.	195,500	1,679,345
Palm, Inc. (a)	39,800	693,714
QUALCOMM, Inc.	138,000	6,207,240
		27,745,717
Computers & Peripherals - 4.8%
Apple, Inc. (a)	88,813	16,463,266
Dell, Inc. (a)	135,400	2,066,204
Hewlett-Packard Co.	302,700	14,290,467
International Business Machines Corp.	47,300	5,657,553
		38,477,490
Electronic Equipment & Components - 1.3%
Agilent Technologies, Inc. (a)	90,794	2,526,797
Corning, Inc.	342,200	5,239,082
Tyco Electronics Ltd.	99,400	2,214,632
		9,980,511
Internet Software & Services - 2.7%
eBay, Inc. (a)	160,231	3,783,054
Google, Inc. Class A (a)	30,450	15,098,633
Move, Inc. (a)	672,295	1,815,197
Yahoo!, Inc. (a)	48,900	870,909
		21,567,793
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	82,959	3,207,195
Paychex, Inc.	53,700	1,559,985
Visa, Inc. Class A	49,700	3,434,767
		8,201,947
Semiconductors & Semiconductor Equipment - 5.3%
Altera Corp.	55,600	1,140,356
Applied Materials, Inc.	1,255,000	16,817,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ARM Holdings PLC sponsored ADR	170,900	$ 1,196,300
ASML Holding NV (NY Shares)	38,000	1,123,660
Broadcom Corp. Class A (a)	30,400	932,976
Intel Corp.	412,500	8,072,625
Lam Research Corp. (a)	152,300	5,202,568
MEMC Electronic Materials, Inc. (a)	131,300	2,183,519
Micron Technology, Inc. (a)	221,000	1,812,200
Samsung Electronics Co. Ltd.	1,763	1,222,196
Xilinx, Inc.	121,300	2,840,846
		42,544,246
Software - 4.8%
Adobe Systems, Inc. (a)	69,400	2,292,976
BMC Software, Inc. (a)	42,600	1,598,778
Citrix Systems, Inc. (a)	31,100	1,220,053
Microsoft Corp.	956,700	24,768,963
Oracle Corp.	327,100	6,816,764
Red Hat, Inc. (a)	19,000	525,160
Ubisoft Entertainment SA (a)	53,381	1,010,775
		38,233,469
TOTAL INFORMATION TECHNOLOGY		186,751,173
MATERIALS - 4.2%
Chemicals - 2.5%
Airgas, Inc.	21,800	1,054,466
Albemarle Corp.	85,384	2,954,286
Ashland, Inc.	25,700	1,110,754
Dow Chemical Co.	176,600	4,603,962
Ecolab, Inc.	51,200	2,366,976
FMC Corp.	27,052	1,521,675
Praxair, Inc.	62,100	5,072,949
The Mosaic Co.	23,900	1,148,873
		19,833,941
Construction Materials - 0.2%
Vulcan Materials Co.	25,800	1,395,006
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	43,300	1,177,760
Metals & Mining - 1.3%
ArcelorMittal SA (NY Shares) Class A	65,200	2,421,528
Barrick Gold Corp.	95,700	3,624,174
Freeport-McMoRan Copper & Gold, Inc.	46,500	3,190,365
Nucor Corp.	31,200	1,466,712
		10,702,779
TOTAL MATERIALS		33,109,486

	Shares	Value
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	179,400	$ 5,430,438
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	98,600	3,589,040
Sprint Nextel Corp. (a)	168,800	666,760
		4,255,800
TOTAL TELECOMMUNICATION SERVICES		9,686,238
UTILITIES - 0.6%
Electric Utilities - 0.6%
Exelon Corp.	100,400	4,981,848
TOTAL COMMON STOCKS (Cost $742,244,219)		784,392,134
Money Market Funds - 2.2%

Fidelity Cash Central Fund, 0.25% (d)	12,995,097	12,995,097
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	4,281,500	4,281,500
TOTAL MONEY MARKET FUNDS (Cost $17,276,597)		17,276,597
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $759,520,816)	801,668,731
NET OTHER ASSETS - (0.6)%	(4,673,839)
NET ASSETS - 100%	$ 796,994,892
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 124,777
Fidelity Securities Lending Cash Central Fund	233,158
Total	$ 357,935
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 91,052,182	$ 90,976,224	$ 75,958	$ -
Consumer Staples	57,926,747	57,926,747	-	-
Energy	89,343,776	89,343,776	-	-
Financials	130,901,658	130,901,658	-	-
Health Care	112,785,273	112,785,273	-	-
Industrials	67,853,753	67,853,753	-	-
Information Technology	186,751,173	186,751,173	-	-
Materials	33,109,486	33,109,486	-	-
Telecommunication Services	9,686,238	9,686,238	-	-
Utilities	4,981,848	4,981,848	-	-
Money Market Funds	17,276,597	17,276,597	-	-
Total Investments in Securities	$ 801,668,731	$ 801,592,773	$ 75,958	$ -
Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $788,868,210. Net unrealized appreciation aggregated $12,800,521, of which $96,492,565 related to appreciated investment securities and $83,692,044 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio

September 30, 2009

1.808783.105

VIPGRO-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.8%
Johnson Controls, Inc.	64,700	$ 1,653,732
Tenneco, Inc. (a)	101,800	1,327,472
		2,981,204
Hotels, Restaurants & Leisure - 5.4%
Buffalo Wild Wings, Inc. (a)(c)	46,200	1,922,382
Las Vegas Sands Corp. unit	21,100	6,100,432
McDonald's Corp.	52,100	2,973,347
Starbucks Corp. (a)	357,800	7,388,570
Starwood Hotels & Resorts Worldwide, Inc.	64,900	2,143,647
The Cheesecake Factory, Inc. (a)	22,900	424,108
Wynn Macau Ltd.	28,400	36,938
		20,989,424
Household Durables - 0.2%
Gafisa SA sponsored ADR (a)(c)	12,200	370,392
Whirlpool Corp.	6,500	454,740
		825,132
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	36,700	3,426,312
Media - 1.4%
Comcast Corp. Class A	19,200	324,288
DreamWorks Animation SKG, Inc. Class A (a)	43,000	1,529,510
The DIRECTV Group, Inc. (a)	76,000	2,096,080
The Walt Disney Co.	61,600	1,691,536
		5,641,414
Multiline Retail - 0.9%
Target Corp.	76,800	3,585,024
Specialty Retail - 1.9%
Bed Bath & Beyond, Inc. (a)	23,100	867,174
Best Buy Co., Inc.	59,600	2,236,192
Home Depot, Inc.	53,600	1,427,904
Lumber Liquidators, Inc. (a)(c)	15,900	344,871
Staples, Inc.	105,900	2,458,998
		7,335,139
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	26,800	882,256
Lululemon Athletica, Inc. (a)(c)	98,386	2,238,282
NIKE, Inc. Class B	15,300	989,910
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	31,200	534,768
		4,645,216
TOTAL CONSUMER DISCRETIONARY		49,428,865
CONSUMER STAPLES - 10.4%
Beverages - 2.8%
Anheuser-Busch InBev SA NV	15,400	703,199
Dr Pepper Snapple Group, Inc. (a)	55,000	1,581,250

	Shares	Value
PepsiCo, Inc.	46,200	$ 2,710,092
The Coca-Cola Co.	106,600	5,724,420
		10,718,961
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	22,500	1,270,350
Wal-Mart Stores, Inc.	119,000	5,841,710
Walgreen Co.	53,500	2,004,645
		9,116,705
Food Products - 1.9%
Green Mountain Coffee Roasters, Inc. (a)(c)	63,500	4,688,840
Smithfield Foods, Inc. (a)(c)	71,300	983,940
Tyson Foods, Inc. Class A	126,100	1,592,643
		7,265,423
Household Products - 1.0%
Procter & Gamble Co.	69,500	4,025,440
Personal Products - 0.8%
Avon Products, Inc.	95,158	3,231,566
Tobacco - 1.5%
Philip Morris International, Inc.	118,500	5,775,690
TOTAL CONSUMER STAPLES		40,133,785
ENERGY - 7.7%
Energy Equipment & Services - 1.2%
FMC Technologies, Inc. (a)	13,230	691,135
National Oilwell Varco, Inc. (a)	34,303	1,479,488
Schlumberger Ltd.	20,300	1,209,880
Transocean Ltd. (a)	14,779	1,264,048
		4,644,551
Oil, Gas & Consumable Fuels - 6.5%
Chesapeake Energy Corp.	187,636	5,328,862
EOG Resources, Inc.	10,400	868,504
EXCO Resources, Inc. (a)	80,000	1,495,200
Exxon Mobil Corp.	14,500	994,845
Peabody Energy Corp.	67,451	2,510,526
Petrohawk Energy Corp. (a)	156,500	3,788,865
Petroleo Brasileiro SA - Petrobras sponsored ADR	47,800	2,194,020
Range Resources Corp.	41,835	2,064,976
SandRidge Energy, Inc. (a)	108,200	1,402,272
Southwestern Energy Co. (a)	70,007	2,987,899
Ultra Petroleum Corp. (a)	20,400	998,784
XTO Energy, Inc.	12,900	533,028
		25,167,781
TOTAL ENERGY		29,812,332
FINANCIALS - 4.7%
Capital Markets - 1.2%
Charles Schwab Corp.	91,800	1,757,970
Goldman Sachs Group, Inc.	6,809	1,255,239
Knight Capital Group, Inc. Class A (a)	38,800	843,900
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	12,500	$ 386,000
Northern Trust Corp.	9,200	535,072
		4,778,181
Commercial Banks - 1.1%
Signature Bank, New York (a)	34,200	991,800
TCF Financial Corp.	26,500	345,560
U.S. Bancorp, Delaware	35,000	765,100
Wells Fargo & Co.	67,900	1,913,422
		4,015,882
Consumer Finance - 0.5%
Discover Financial Services	119,700	1,942,731
Diversified Financial Services - 1.8%
Bank of America Corp.	40,500	685,260
BM&F BOVESPA SA	484,329	3,579,621
CME Group, Inc.	2,100	647,199
JPMorgan Chase & Co.	48,300	2,116,506
		7,028,586
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	6,149	426,925
TOTAL FINANCIALS		18,192,305
HEALTH CARE - 15.9%
Biotechnology - 9.5%
Alexion Pharmaceuticals, Inc. (a)	52,900	2,356,166
Alnylam Pharmaceuticals, Inc. (a)	200	4,536
Amgen, Inc. (a)	3,000	180,690
Celgene Corp. (a)	43,965	2,457,644
Cephalon, Inc. (a)	5,200	302,848
Cepheid, Inc. (a)	139,400	1,842,868
Dendreon Corp. (a)(c)	110,700	3,098,493
Exelixis, Inc. (a)	187,200	1,194,336
Gilead Sciences, Inc. (a)	50,152	2,336,080
Human Genome Sciences, Inc. (a)	112,400	2,115,368
ImmunoGen, Inc. (a)	118,400	960,224
Immunomedics, Inc. (a)	429,300	2,369,736
InterMune, Inc.	150,500	2,397,465
Isis Pharmaceuticals, Inc. (a)	276,800	4,032,976
Micromet, Inc. (a)(c)	53,655	357,342
Myriad Genetics, Inc. (a)	13,000	356,200
Myriad Pharmaceuticals, Inc. (a)	31,650	185,469
ONYX Pharmaceuticals, Inc. (a)	12,100	362,637
Rigel Pharmaceuticals, Inc. (a)	120,900	991,380
Seattle Genetics, Inc. (a)	329,338	4,620,612
Transition Therapeutics, Inc. (a)	148,291	1,191,315
Vertex Pharmaceuticals, Inc. (a)	78,800	2,986,520
		36,700,905
Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	32,400	1,847,124

	Shares	Value
Medtronic, Inc.	19,300	$ 710,240
Thoratec Corp. (a)	41,100	1,244,097
		3,801,461
Health Care Providers & Services - 1.1%
Express Scripts, Inc. (a)	18,000	1,396,440
McKesson Corp.	16,500	982,575
Medco Health Solutions, Inc. (a)	22,100	1,222,351
UnitedHealth Group, Inc.	32,800	821,312
		4,422,678
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	11,600	493,000
Life Technologies Corp. (a)	4,200	195,510
		688,510
Pharmaceuticals - 4.1%
Abbott Laboratories	62,500	3,091,875
Allergan, Inc.	47,300	2,684,748
Elan Corp. PLC sponsored ADR (a)	555,500	3,949,605
Johnson & Johnson	48,100	2,928,809
MAP Pharmaceuticals, Inc. (a)(c)	38,800	405,848
Merck & Co., Inc.	51,400	1,625,782
Teva Pharmaceutical Industries Ltd. sponsored ADR	28,000	1,415,680
		16,102,347
TOTAL HEALTH CARE		61,715,901
INDUSTRIALS - 6.8%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	44,700	1,660,605
ITT Corp.	13,000	677,950
The Boeing Co.	68,300	3,698,445
		6,037,000
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	50,800	2,868,676
Construction & Engineering - 0.3%
Fluor Corp.	12,900	655,965
Quanta Services, Inc. (a)	24,441	540,879
		1,196,844
Electrical Equipment - 0.5%
A123 Systems, Inc.	15,900	338,988
American Superconductor Corp. (a)(c)	19,500	654,030
First Solar, Inc. (a)(c)	6,400	978,304
		1,971,322
Industrial Conglomerates - 1.0%
3M Co.	43,500	3,210,300
General Electric Co.	30,900	507,378
		3,717,678
Machinery - 1.3%
Caterpillar, Inc.	53,000	2,720,490
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Danaher Corp.	27,400	$ 1,844,568
Deere & Co.	8,200	351,944
		4,917,002
Road & Rail - 1.5%
Burlington Northern Santa Fe Corp.	20,300	1,620,549
Dollar Thrifty Automotive Group, Inc. (a)	24,600	604,914
Hertz Global Holdings, Inc. (a)(c)	114,400	1,238,952
Union Pacific Corp.	38,300	2,234,805
		5,699,220
TOTAL INDUSTRIALS		26,407,742
INFORMATION TECHNOLOGY - 36.4%
Communications Equipment - 5.5%
Cisco Systems, Inc. (a)	307,500	7,238,550
Infinera Corp. (a)	39,000	310,050
Juniper Networks, Inc. (a)	46,700	1,261,834
Palm, Inc. (a)(c)	259,900	4,530,057
QUALCOMM, Inc.	169,095	7,605,893
Research In Motion Ltd. (a)	5,010	338,426
		21,284,810
Computers & Peripherals - 7.1%
Apple, Inc. (a)	88,942	16,487,179
Hewlett-Packard Co.	126,100	5,953,181
International Business Machines Corp.	36,100	4,317,921
NetApp, Inc. (a)	30,000	800,400
		27,558,681
Electronic Equipment & Components - 0.4%
Corning, Inc.	76,500	1,171,215
Universal Display Corp. (a)	27,100	323,574
		1,494,789
Internet Software & Services - 5.4%
Baidu.com, Inc. sponsored ADR (a)	2,000	782,100
eBay, Inc. (a)	109,200	2,578,212
Google, Inc. Class A (a)	34,192	16,954,104
OpenTable, Inc. (c)	25,200	694,512
		21,008,928
IT Services - 3.1%
Cognizant Technology Solutions Corp. Class A (a)	58,532	2,262,847
MasterCard, Inc. Class A	6,700	1,354,405
The Western Union Co.	22,000	416,240
VeriFone Holdings, Inc. (a)	83,800	1,331,582
Visa, Inc. Class A	97,900	6,765,869
		12,130,943
Semiconductors & Semiconductor Equipment - 7.7%
Analog Devices, Inc.	32,800	904,624
Applied Materials, Inc.	97,500	1,306,500

	Shares	Value
Atheros Communications, Inc. (a)	61,800	$ 1,639,554
Broadcom Corp. Class A (a)	72,300	2,218,887
Cree, Inc. (a)	152,900	5,619,075
Cypress Semiconductor Corp. (a)	233,800	2,415,154
Intel Corp.	303,600	5,941,452
International Rectifier Corp. (a)	76,600	1,492,934
NVIDIA Corp. (a)	203,200	3,054,096
Power Integrations, Inc.	43,800	1,459,854
Rambus, Inc. (a)(c)	115,400	2,007,960
Texas Instruments, Inc.	54,900	1,300,581
Xilinx, Inc.	26,100	611,262
		29,971,933
Software - 7.2%
ArcSight, Inc. (a)	75,500	1,817,285
Electronic Arts, Inc. (a)	18,900	360,045
Microsoft Corp.	253,800	6,570,882
Nintendo Co. Ltd.	700	178,527
Oracle Corp.	109,200	2,275,728
Red Hat, Inc. (a)	198,300	5,481,012
Salesforce.com, Inc. (a)	95,524	5,438,181
Solera Holdings, Inc.	21,200	659,532
SuccessFactors, Inc. (a)	116,500	1,639,155
Sybase, Inc. (a)	38,100	1,482,090
TiVo, Inc. (a)	189,000	1,958,040
		27,860,477
TOTAL INFORMATION TECHNOLOGY		141,310,561
MATERIALS - 2.6%
Chemicals - 1.1%
Monsanto Co.	42,800	3,312,720
The Mosaic Co.	18,800	903,716
		4,216,436
Metals & Mining - 1.5%
ArcelorMittal SA (NY Shares) Class A	33,800	1,255,332
Barrick Gold Corp.	20,800	787,699
Freeport-McMoRan Copper & Gold, Inc.	38,200	2,620,902
Nucor Corp.	26,500	1,245,765
		5,909,698
TOTAL MATERIALS		10,126,134
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	16,900	615,160
Bharti Airtel Ltd.	82,218	721,248
Sprint Nextel Corp. (a)	601,900	2,377,505
		3,713,913
Common Stocks - continued
	Shares	Value
UTILITIES - 0.3%
Electric Utilities - 0.3%
Exelon Corp.	24,500	$ 1,215,690
TOTAL COMMON STOCKS (Cost $313,615,804)		382,057,228
Money Market Funds - 6.7%

Fidelity Cash Central Fund, 0.25% (d)	5,086,418	5,086,418
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	20,775,525	20,775,525
TOTAL MONEY MARKET FUNDS (Cost $25,861,943)		25,861,943
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $339,477,747)	407,919,171
NET OTHER ASSETS - (5.2)%	(19,999,334)
NET ASSETS - 100%	$ 387,919,837
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,652
Fidelity Securities Lending Cash Central Fund	118,533
Total	$ 154,185
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 49,428,865	$ 43,291,495	$ 6,137,370	$ -
Consumer Staples	40,133,785	40,133,785	-	-
Energy	29,812,332	29,812,332	-	-
Financials	18,192,305	18,192,305	-	-
Health Care	61,715,901	61,715,901	-	-
Industrials	26,407,742	26,407,742	-	-
Information Technology	141,310,561	141,132,034	178,527	-
Materials	10,126,134	10,126,134	-	-
Telecommunication Services	3,713,913	3,713,913	-	-
Utilities	1,215,690	1,215,690	-	-
Money Market Funds	25,861,943	25,861,943	-	-
Total Investments in Securities:	$ 407,919,171	$ 401,603,274	$ 6,315,897	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,146,400
Total Realized Gain (Loss)	1,224,834
Total Unrealized Gain (Loss)	3,884,032
Cost of Purchases	-
Proceeds of Sales	(2,154,834)
Amortization/Accretion	-
Transfers in/out of Level 3	(6,100,432)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $341,217,208. Net unrealized appreciation aggregated $66,701,963, of which $86,814,488 related to appreciated investment securities and $20,112,525 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Growth Strategies Portfolio
(formerly Aggressive Growth Portfolio)

September 30, 2009

1.808772.105

VIPAG-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 15.7%
Auto Components - 1.0%
Johnson Controls, Inc.	6,100	$ 155,916
Automobiles - 0.5%
Ford Motor Co. (a)	11,450	82,555
Hotels, Restaurants & Leisure - 4.1%
Starbucks Corp. (a)	15,407	318,155
Starwood Hotels & Resorts Worldwide, Inc.	9,978	329,573
		647,728
Household Durables - 1.2%
Harman International Industries, Inc.	5,579	189,017
Media - 0.6%
Focus Media Holding Ltd. ADR (a)	7,800	86,112
Specialty Retail - 5.3%
Ross Stores, Inc.	3,250	155,253
TJX Companies, Inc.	8,367	310,834
Urban Outfitters, Inc. (a)	6,269	189,136
Zumiez, Inc. (a)	10,497	172,256
		827,479
Textiles, Apparel & Luxury Goods - 3.0%
Hanesbrands, Inc. (a)	10,803	231,184
Polo Ralph Lauren Corp. Class A	3,175	243,269
		474,453
TOTAL CONSUMER DISCRETIONARY		2,463,260
CONSUMER STAPLES - 5.4%
Beverages - 2.1%
Heckmann Corp. (a)	71,234	326,252
Food & Staples Retailing - 1.1%
Rite Aid Corp. (a)	100,329	164,540
Food Products - 2.2%
Bunge Ltd.	3,887	243,365
Ralcorp Holdings, Inc. (a)	1,786	104,427
		347,792
TOTAL CONSUMER STAPLES		838,584
ENERGY - 4.9%
Energy Equipment & Services - 2.0%
Exterran Holdings, Inc. (a)	3,500	83,090
Helmerich & Payne, Inc.	4,047	159,978
Weatherford International Ltd. (a)	3,800	78,774
		321,842
Oil, Gas & Consumable Fuels - 2.9%
Alpha Natural Resources, Inc. (a)	4,180	146,718

	Shares	Value
CONSOL Energy, Inc.	3,400	$ 153,374
Denbury Resources, Inc. (a)	9,766	147,760
		447,852
TOTAL ENERGY		769,694
FINANCIALS - 7.6%
Capital Markets - 3.3%
Greenhill & Co., Inc.	3,722	333,417
The Blackstone Group LP	12,300	174,660
		508,077
Commercial Banks - 1.0%
Regions Financial Corp.	12,486	77,538
Zions Bancorp	4,500	80,865
		158,403
Diversified Financial Services - 2.3%
BM&F BOVESPA SA	11,900	87,952
MSCI, Inc. Class A (a)	9,339	276,621
		364,573
Real Estate Management & Development - 1.0%
Indiabulls Real Estate Ltd.	28,546	162,539
TOTAL FINANCIALS		1,193,592
HEALTH CARE - 18.2%
Biotechnology - 5.8%
Alexion Pharmaceuticals, Inc. (a)	2,800	124,712
Alnylam Pharmaceuticals, Inc. (a)	2,908	65,953
AMAG Pharmaceuticals, Inc. (a)	1,734	75,741
Dendreon Corp. (a)	8,348	233,661
Human Genome Sciences, Inc. (a)	4,200	79,044
Isis Pharmaceuticals, Inc. (a)	5,328	77,629
RXi Pharmaceuticals Corp. (a)	4,927	12,071
Vertex Pharmaceuticals, Inc. (a)	6,375	241,613
		910,424
Health Care Equipment & Supplies - 9.8%
ArthroCare Corp. (a)	20,852	425,172
Cyberonics, Inc. (a)	19,117	304,725
Edwards Lifesciences Corp. (a)	3,400	237,694
Masimo Corp. (a)	2,896	75,875
NuVasive, Inc. (a)	3,505	146,369
St. Jude Medical, Inc. (a)	4,200	163,842
Stryker Corp.	1,895	86,090
Wright Medical Group, Inc. (a)	5,133	91,675
		1,531,442
Health Care Providers & Services - 0.5%
Community Health Systems, Inc. (a)	2,400	76,632
Health Care Technology - 0.5%
Cerner Corp. (a)	1,123	84,000
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 1.6%
Illumina, Inc. (a)	4,000	$ 170,000
QIAGEN NV (a)	3,749	79,779
		249,779
TOTAL HEALTH CARE		2,852,277
INDUSTRIALS - 15.4%
Aerospace & Defense - 3.2%
Precision Castparts Corp.	4,871	496,208
Airlines - 1.0%
Continental Airlines, Inc. Class B (a)	9,700	159,468
Building Products - 1.0%
Lennox International, Inc.	4,300	155,316
Electrical Equipment - 2.1%
Cooper Industries PLC Class A	4,600	172,822
Rockwell Automation, Inc.	3,600	153,360
		326,182
Machinery - 4.5%
AGCO Corp. (a)	5,800	160,254
Bucyrus International, Inc. Class A	2,300	81,926
Cummins, Inc.	3,300	147,873
IDEX Corp.	2,700	75,465
Joy Global, Inc.	1,700	83,198
Toro Co.	3,929	156,256
		704,972
Marine - 0.7%
Ultrapetrol (Bahamas) Ltd. (a)	23,849	117,337
Road & Rail - 2.9%
CSX Corp.	7,000	293,020
Ryder System, Inc.	4,100	160,146
		453,166
TOTAL INDUSTRIALS		2,412,649
INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 3.0%
Juniper Networks, Inc. (a)	17,464	471,877
Computers & Peripherals - 2.1%
Western Digital Corp. (a)	8,800	321,464
Electronic Equipment & Components - 3.5%
Agilent Technologies, Inc. (a)	11,100	308,913
Avnet, Inc. (a)	6,200	161,014
BYD Co. Ltd. (H Shares) (a)	9,000	74,148
		544,075
Internet Software & Services - 1.5%
NetEase.com, Inc. sponsored ADR (a)	1,683	76,879
Sina Corp. (a)	2,100	79,716
Tencent Holdings Ltd.	5,000	81,355
		237,950

	Shares	Value
Semiconductors & Semiconductor Equipment - 9.7%
Altera Corp.	11,785	$ 241,710
ASML Holding NV (NY Shares)	5,400	159,678
Broadcom Corp. Class A (a)	5,700	174,933
KLA-Tencor Corp.	4,804	172,271
Marvell Technology Group Ltd. (a)	14,685	237,750
MEMC Electronic Materials, Inc. (a)	11,495	191,162
National Semiconductor Corp.	12,900	184,083
Xilinx, Inc.	7,013	164,244
		1,525,831
Software - 6.5%
Activision Blizzard, Inc. (a)	6,883	85,280
ANSYS, Inc. (a)	5,000	187,350
Autonomy Corp. PLC (a)	6,098	158,779
BMC Software, Inc. (a)	6,700	251,451
Citrix Systems, Inc. (a)	6,400	251,072
Informatica Corp. (a)	3,489	78,782
		1,012,714
TOTAL INFORMATION TECHNOLOGY		4,113,911
MATERIALS - 5.9%
Chemicals - 4.4%
Fertilizantes Fosfatados SA (PN)	7,600	77,712
Rockwood Holdings, Inc. (a)	3,550	73,024
Terra Industries, Inc.	2,866	99,364
The Mosaic Co.	9,100	437,437
		687,537
Metals & Mining - 1.5%
AngloGold Ashanti Ltd. sponsored ADR	1,800	73,368
First Quantum Minerals Ltd.	1,300	85,007
Sino Gold Mining Ltd. (a)	12,803	76,127
		234,502
TOTAL MATERIALS		922,039
TOTAL COMMON STOCKS (Cost $14,448,711)		15,566,006
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 0.25% (b) (Cost $74,503)	74,503	74,503
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.03%, dated 9/30/09 due 10/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $34,000)	$ 34,000	$ 34,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $14,557,214)	15,674,509
NET OTHER ASSETS - (0.1)%	(18,306)
NET ASSETS - 100%	$ 15,656,203
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,000 due 10/01/09 at 0.03%
BNP Paribas Securities Corp.	$ 1,096
Barclays Capital, Inc.	8,544
Credit Suisse Securities (USA) LLC	6,828
HSBC Securities (USA), Inc.	13,149
Morgan Stanley & Co., Inc.	4,383
$ 34,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 657
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $14,720,607. Net unrealized appreciation aggregated $953,902, of which $2,534,238 related to appreciated investment securities and $1,580,336 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Mid Cap Portfolio

September 30, 2009

1.808785.105

VIPMID-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.0%
	Shares	Value
CONSUMER DISCRETIONARY - 18.2%
Auto Components - 1.0%
Amerigon, Inc. (a)	306,609	$ 2,253,576
China Automotive Systems, Inc. (a)(c)	160,195	1,488,212
Fuel Systems Solutions, Inc. (a)(c)(d)	1,543,485	55,550,025
Gentex Corp.	75,994	1,075,315
Minth Group Ltd.	138,000	123,933
New Focus Auto Tech Holdings Ltd. (a)	5,687,675	1,350,364
Westport Innovations, Inc. (a)	100	1,270
		61,842,695
Automobiles - 0.2%
Bajaj Auto Ltd.	100	3,131
Geely Automobile Holdings Ltd.	43,345,000	11,801,026
Hyundai Motor Co. GDR (e)	100	4,732
Thor Industries, Inc.	100	3,095
		11,811,984
Distributors - 0.0%
LKQ Corp. (a)	100	1,854
Diversified Consumer Services - 0.3%
Benesse Corp.	127,300	6,231,589
Bridgepoint Education, Inc.	548,850	8,375,451
China Distance Education Holdings Ltd. ADR (a)(c)	420,789	3,029,681
MegaStudy Co. Ltd.	100	20,627
Raffles Education Corp. Ltd.	1,018	368
Universal Technical Institute, Inc. (a)	100	1,970
		17,659,686
Hotels, Restaurants & Leisure - 1.3%
BJ's Restaurants, Inc. (a)	200	2,998
Cafe de Coral Holdings Ltd.	2,000	4,382
Chipotle Mexican Grill, Inc. Class B (a)	200	16,644
Ctrip.com International Ltd. sponsored ADR (a)	100	5,879
Home Inns & Hotels Management, Inc. sponsored ADR (a)	100	2,985
Interval Leisure Group, Inc. (a)	125,300	1,563,744
Jollibee Food Corp.	700	728
Kappa Create Co. Ltd.	515,750	13,072,966
Little Sheep Group Ltd.	6,197,000	2,990,552
McDonald's Corp.	217,600	12,418,432
Minor International PCL (For. Reg.)	1,826,011	677,616
Papa John's International, Inc. (a)	88,751	2,180,612
Shangri-La Asia Ltd.	958,111	1,804,958
Sonic Corp. (a)	642,717	7,108,444
Starbucks Corp. (a)	576,800	11,910,920
Starwood Hotels & Resorts Worldwide, Inc.	994,208	32,838,690
TAJ GVK Hotels & Resorts Ltd.	297,699	804,196
		87,404,746
Household Durables - 0.9%
La-Z-Boy, Inc.	100	865

	Shares	Value
Makita Corp. sponsored ADR	100	$ 3,122
Tupperware Brands Corp.	1,402,388	55,983,329
		55,987,316
Internet & Catalog Retail - 3.4%
B2W Companhia Global Do Varejo	100	2,814
Blue Nile, Inc. (a)	100	6,212
Netflix, Inc. (a)(c)(d)	4,866,672	224,694,246
Priceline.com, Inc. (a)	100	16,582
Wotif.com Holdings Ltd.	100	486
		224,720,340
Leisure Equipment & Products - 2.6%
Hasbro, Inc.	6,223,770	172,709,618
Nidec Copal Corp.	100	1,352
		172,710,970
Media - 2.6%
Cinemax India Ltd.	478,887	649,585
E.W. Scripps Co. Class A	33	248
Entertainment Network (India) Ltd. (a)	90,000	392,830
Eros International PLC (a)	2,329,150	7,538,900
Ipsos SA	110	3,413
Marvel Entertainment, Inc. (a)	100	4,962
Naspers Ltd. Class N	100	3,417
Pearson PLC sponsored ADR	100	1,243
The Walt Disney Co.	5,992,947	164,566,325
Zee News Ltd.	39	38
		173,160,961
Multiline Retail - 0.0%
Dollar Tree, Inc. (a)	100	4,868
Golden Eagle Retail Group Ltd. (H Shares)	265,000	444,516
Intime Department Store Group Co. Ltd.	1,000	679
Kohl's Corp. (a)	100	5,705
Mothercare PLC	100	901
Parkson Retail Group Ltd.	1,000	1,481
		458,150
Specialty Retail - 5.2%
Advance Auto Parts, Inc.	3,422,931	134,452,730
Asahi Co. Ltd.	400	7,733
Belle International Holdings Ltd.	1,000	1,027
Chow Sang Sang Holdings International Ltd.	2,000	1,714
Fast Retailing Co. Ltd.	100	12,632
H&M Hennes & Mauritz AB (B Shares)	100	5,616
Hot Topic, Inc. (a)(d)	2,687,086	20,126,274
Inditex SA	687	39,417
J. Crew Group, Inc. (a)	100	3,582
JB Hi-Fi Ltd.	100	1,752
Nitori Co. Ltd.	100	8,509
Ross Stores, Inc.	1,614,078	77,104,506
Sally Beauty Holdings, Inc. (a)(d)	9,384,811	66,726,006
SAZABY, Inc.	427,600	6,422,486
TJX Companies, Inc.	991,327	36,827,798
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tsutsumi Jewelry Co. Ltd.	66,200	$ 1,540,380
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	100	1,651
Urban Outfitters, Inc. (a)	100	3,017
USS Co. Ltd.	100	5,949
Xinyu Hengdeli Holdings Ltd.	6,000	1,657
		343,294,436
Textiles, Apparel & Luxury Goods - 0.7%
Anta Sports Products Ltd.	1,000	1,240
China Dongxiang Group Co. Ltd.	6,059,000	4,041,939
Columbia Sportswear Co.	168,999	6,955,999
Daphne International Holdings Ltd.	8,182,000	5,922,712
Shenzhou International Group Holdings Ltd.	19,860,000	19,936,877
Under Armour, Inc. Class A (sub. vtg.) (a)(c)	200,376	5,576,464
		42,435,231
TOTAL CONSUMER DISCRETIONARY		1,191,488,369
CONSUMER STAPLES - 7.4%
Beverages - 1.0%
Companhia de Bebidas das Americas (AmBev) sponsored ADR	20	1,414
Molson Coors Brewing Co. Class B	1,300,409	63,303,910
Yantai Changyu Pioneer Wine Co. (B Shares)	130	833
		63,306,157
Food & Staples Retailing - 2.7%
BJ's Wholesale Club, Inc. (a)	1,075,595	38,958,051
Breadtalk Group Ltd.	1,000	369
China Nepstar Chain Drugstore Ltd. ADR	100	608
Colruyt NV	100	23,501
Cosmos Pharmaceutical Corp.	100	2,623
Daikokutenbussan Co. Ltd.	79,000	1,718,588
Heng Tai Consumables Group Ltd. (a)	93,713,300	5,683,258
Kroger Co.	477,000	9,845,280
Magnit OJSC GDR (Reg. S)	100	1,370
Pricesmart, Inc.	100	1,875
REI Six Ten Retail Ltd.	314	5,162
Shinsegae Food Co. Ltd.	100	5,895
Sugi Holdings Co. Ltd. (c)	983,100	20,837,333
Wal-Mart de Mexico SA de CV Class V sponsored ADR	204	7,073
Wal-Mart Stores, Inc.	2,042,296	100,256,311
		177,347,297
Food Products - 3.6%
Britannia Industries Ltd.	41,784	1,370,027
Campbell Soup Co.	364,886	11,902,581

	Shares	Value
China Agri-Industries Holding Ltd.	2,000	$ 1,868
China Foods Ltd.	4,000	2,761
China Huiyuan Juice Group Ltd.	500	319
China Yurun Food Group Ltd.	1,000	2,155
ConAgra Foods, Inc.	1,015,077	22,006,869
Hormel Foods Corp.	1,313,173	46,643,905
Kellogg Co.	452,964	22,299,418
PureCircle Ltd. (a)(c)(d)	6,620,684	25,821,303
REI Agro Ltd.	4,190	4,345
Rocky Mountain Chocolate Factory, Inc.	105	950
Smart Balance, Inc. (a)	100	614
Tingyi (Cayman Island) Holding Corp.	2,000	4,129
Toyo Suisan Kaisha Ltd.	2,603,000	70,438,448
Want Want China Holdings Ltd.	65,053,600	38,276,699
		238,776,391
Personal Products - 0.1%
Concern Kalina OJSC:
GDR (e)	21,643	335,294
sponsored ADR	94,200	1,459,351
GLG Life Tech Corp. (a)	100	252
Hengan International Group Co. Ltd.	720,200	4,353,725
Natura Cosmeticos SA	100	1,798
		6,150,420
TOTAL CONSUMER STAPLES		485,580,265
ENERGY - 7.1%
Energy Equipment & Services - 6.9%
BJ Services Co.	2,658,800	51,660,484
Dresser-Rand Group, Inc. (a)	2,346,769	72,914,113
ENSCO International, Inc.	1,500,000	63,810,000
Helix Energy Solutions Group, Inc. (a)	1,075,596	16,112,428
Helmerich & Payne, Inc.	440,900	17,428,777
Nabors Industries Ltd. (a)	4,906,408	102,543,927
Newpark Resources, Inc. (a)(d)	7,471,341	23,983,005
Noble Corp.	139,300	5,287,828
Parker Drilling Co. (a)	5,219,031	28,495,909
Patterson-UTI Energy, Inc.	1,025,904	15,491,150
Weatherford International Ltd. (a)	2,761,074	57,237,064
		454,964,685
Oil, Gas & Consumable Fuels - 0.2%
China Shenhua Energy Co. Ltd. (H Shares)	500	2,184
Clean Energy Fuels Corp. (a)	100	1,441
Forest Oil Corp. (a)	480,970	9,412,583
Niko Resources Ltd.	100	7,823
Oil Search Ltd.	11,496	65,414
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	400	15,724
Plains Exploration & Production Co. (a)	124,300	3,438,138
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sasol Ltd. sponsored ADR	100	$ 3,812
Surgutneftegaz JSC sponsored ADR	500	4,375
		12,951,494
TOTAL ENERGY		467,916,179
FINANCIALS - 10.2%
Capital Markets - 1.4%
Ameriprise Financial, Inc.	591,209	21,478,623
Espirito Santo Financial Group SA	100	1,902
JAFCO Co. Ltd.	103,800	3,158,153
Janus Capital Group, Inc.	2,777,237	39,381,221
Marusan Securities Co. Ltd.	2,756,100	16,826,788
W.P. Carey & Co. LLC	338,848	9,592,787
		90,439,474
Commercial Banks - 0.7%
Bank of Baroda	634,966	6,488,685
Bank of Georgia unit (a)	100	700
IndusInd Bank Ltd.	100	242
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	421,100	2,248,674
Punjab National Bank	100	1,736
The Jammu & Kashmir Bank Ltd.	423	5,161
The Mie Bank Ltd.	1,000	3,292
The Suruga Bank Ltd.	1,000	9,438
Union Bank of India	7,699,690	38,836,112
Yes Bank Ltd. (a)	100	430
		47,594,470
Diversified Financial Services - 0.2%
African Bank Investments Ltd.	100	393
Banco ABC Brasil SA	100	592
CRISIL Ltd.	88,255	7,595,735
Fifth Street Finance Corp.	471,900	5,157,867
ICRA Ltd.	5,110	85,945
		12,840,532
Insurance - 7.1%
Admiral Group PLC	217,663	4,025,348
AFLAC, Inc.	27,100	1,158,254
AXA SA sponsored ADR	100	2,705
Axis Capital Holdings Ltd.	1,200	36,216
Bajaj Finserv Ltd.	100	583
China Life Insurance Co. Ltd.	215,070	153,125
China Life Insurance Co. Ltd. ADR	266	17,479
CNinsure, Inc. ADR (c)	147,554	3,387,840
Old Republic International Corp.	11,460,180	139,584,992
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	500	3,968
Presidential Life Corp.	790,158	8,186,037
Progressive Corp. (a)	1,945,808	32,261,497
Protective Life Corp.	2,311,869	49,520,234

	Shares	Value
Reinsurance Group of America, Inc.	3,354,011	$ 149,588,891
The Chubb Corp.	1,454,079	73,300,122
		461,227,291
Real Estate Management & Development - 0.8%
Allgreen Properties Ltd.	1,148,000	920,714
Ayala Land, Inc.	14,622,600	3,532,771
Cyrela Commercial Properties SA Empreendimentos e Participates	680	3,989
Goldcrest Co. Ltd.	395,670	11,931,410
Iguatemi Empresa de Shopping Centers SA	1,489,400	23,378,307
Kenedix, Inc. (a)(c)	15,473	6,124,904
New World China Land Ltd.	9,968,800	4,720,709
Songbird Estates PLC:
rights 10/8/09 (a)	58,146,448	1,394,119
Class B (a)	591,400	23,632
SPG Land (Holdings) Ltd.	2,200,100	1,249,089
		53,279,644
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	142	8,298
People's United Financial, Inc.	100	1,556
		9,854
TOTAL FINANCIALS		665,391,265
HEALTH CARE - 17.4%
Biotechnology - 0.6%
3SBio, Inc. sponsored ADR (a)	567,862	6,246,482
AMAG Pharmaceuticals, Inc. (a)(c)	569,076	24,857,240
Clinical Data, Inc. (a)	150	2,501
Dendreon Corp. (a)	400	11,196
Gilead Sciences, Inc. (a)	100	4,658
Halozyme Therapeutics, Inc. (a)	100	711
ImmunoGen, Inc. (a)	247,750	2,009,253
Sangamo Biosciences, Inc. (a)(c)	197,488	1,621,376
Sino Biopharmaceutical Ltd.	5,333	1,232
Vanda Pharmaceuticals, Inc. (a)	287,333	3,344,556
		38,099,205
Health Care Equipment & Supplies - 4.5%
Abcam PLC	420,200	5,843,335
Covidien PLC	525,800	22,746,108
DiaSorin S.p.A.	200	6,731
Edwards Lifesciences Corp. (a)	821,350	57,420,579
Electro-Optical Sciences, Inc. (a)(c)	649,977	6,226,780
HeartWare International, Inc. CDI (a)	100	85
Home Diagnostics, Inc. (a)	100	676
Kinetic Concepts, Inc. (a)	3,247,825	120,104,569
Masimo Corp. (a)	436,691	11,441,304
Meridian Bioscience, Inc.	132,250	3,307,573
Mindray Medical International Ltd. sponsored ADR	100	3,264
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Mingyuan Medicare Development Co. Ltd. (a)	113,820,000	$ 12,042,890
Quidel Corp. (a)	422,433	6,856,088
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	4,780,000	15,789,419
Steris Corp.	963,510	29,338,880
ThermoGenesis Corp. (a)	351,638	218,016
Vascular Solutions, Inc. (a)	79,168	654,719
		292,001,016
Health Care Providers & Services - 2.1%
Almost Family, Inc. (a)	100	2,975
Apollo Hospitals Enterprise Ltd.	100	1,146
Centene Corp. (a)	1,254,277	23,756,006
Genoptix, Inc. (a)	100	3,478
Henry Schein, Inc. (a)	167,400	9,191,934
HMS Holdings Corp. (a)	100	3,823
IPC The Hospitalist Co., Inc. (a)	192,991	6,069,567
Laboratory Corp. of America Holdings (a)	681,125	44,749,913
Medial Saude SA (a)	751,000	4,600,728
Message Co. Ltd. (c)	1,619	3,223,723
Quest Diagnostics, Inc.	317,600	16,575,544
Ramsay Health Care Ltd.	101	977
ResCare, Inc. (a)(d)	1,779,274	25,283,484
U.S. Physical Therapy, Inc. (a)	284,515	4,287,641
		137,750,939
Health Care Technology - 6.6%
Allscripts-Misys Healthcare Solutions, Inc.	5,460,749	110,689,382
athenahealth, Inc. (a)(c)	782,962	30,042,252
Cegedim SA (a)	100	9,367
Cerner Corp. (a)(c)	3,086,613	230,878,652
Eclipsys Corp. (a)	2,112,463	40,770,536
HLTH Corp. (a)	1,178,494	17,217,797
Quality Systems, Inc.	35,220	2,168,495
		431,776,481
Life Sciences Tools & Services - 1.8%
Bachem Holding AG (B Shares)	100	6,764
Bio-Rad Laboratories, Inc. Class A (a)	84,589	7,772,037
Harvard Bioscience, Inc. (a)(d)	1,882,775	7,135,717
QIAGEN NV (a)	1,523,000	32,409,440
Thermo Fisher Scientific, Inc. (a)	1,694,180	73,984,841
		121,308,799
Pharmaceuticals - 1.8%
Ardea Biosciences, Inc. (a)	219,966	4,029,777
Aspen Pharmacare Holdings Ltd.	1,905,958	15,695,826
Boiron SA	55	2,012
Endo Pharmaceuticals Holdings, Inc. (a)	3,571,683	80,827,186
Hi-Tech Pharmacal Co., Inc. (a)	100	2,244
Hikma Pharmaceuticals PLC	100	749

	Shares	Value
Novo Nordisk AS Series B sponsored ADR	100	$ 6,295
Pfizer Ltd.	100	1,815
Piramal Healthcare Ltd.	2,056,978	16,521,323
PT Kalbe Farma Tbk	1,000	138
Questcor Pharmaceuticals, Inc. (a)	100	552
		117,087,917
TOTAL HEALTH CARE		1,138,024,357
INDUSTRIALS - 5.0%
Air Freight & Logistics - 0.0%
Business Post Group PLC	200	948
FedEx Corp.	100	7,522
		8,470
Building Products - 0.2%
Asahi Glass Co. Ltd.	462,000	3,724,054
Blue Star Ltd.	1,251,601	9,444,363
Universal Forest Products, Inc.	100	3,946
		13,172,363
Commercial Services & Supplies - 0.6%
Cintas Corp.	769,372	23,319,665
Copart, Inc. (a)	100	3,321
R.R. Donnelley & Sons Co.	200,172	4,255,657
Spice PLC	4,357,483	5,711,301
Steelcase, Inc. Class A	100	621
Taiwan Secom Co.	2,000	3,171
The Brink's Co.	147,700	3,974,607
		37,268,343
Construction & Engineering - 0.0%
China Communications Construction Co. Ltd. (H Shares)	1,000	1,083
Insituform Technologies, Inc. Class A (a)	222,367	4,256,104
Orascom Construction Industries SAE GDR	200	8,400
		4,265,587
Electrical Equipment - 0.8%
AstroPower, Inc. (a)	100	0
Cooper Industries PLC Class A	1,326,184	49,824,733
Dongfang Electric Corp. Ltd.	200	1,009
First Solar, Inc. (a)	100	15,286
Fortune Electric Co. Ltd.	2,209,725	2,067,924
Harbin Electric, Inc. (a)	100	1,688
PowerSecure International, Inc. (a)	316,345	2,144,819
Vestas Wind Systems AS (a)	200	14,458
		54,069,917
Industrial Conglomerates - 0.3%
Hutchison Whampoa Ltd. ADR	100	3,600
Max India Ltd. (a)	4,953,349	19,155,509
		19,159,109
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 1.8%
3D Systems Corp. (a)	100	$ 923
AGCO Corp. (a)	3,499,247	96,684,195
Bell Equipment Ltd. (a)	30,078	46,656
China Fire & Security Group, Inc. (a)(c)	117,380	2,253,696
Energy Recovery, Inc. (a)	100	582
EVA Precision Industrial Holdings Ltd.	11,056,000	1,155,530
K-Tron International, Inc. (a)	62,700	5,969,667
KCI Konecranes Oyj	100	2,851
Komax Holding AG (Reg.)	100	7,478
Nippon Thompson Co. Ltd.	989,000	5,603,213
Praj Industries Ltd. (a)	1,499,999	3,247,615
R. STAHL AG	47,627	1,219,620
Spirax-Sarco Engineering PLC	100	1,670
Uzel Makina Sanayi AS (a)	456,690	120,007
		116,313,703
Professional Services - 1.0%
51job, Inc. sponsored ADR (a)	100	1,399
Corporate Executive Board Co.	339,957	8,464,929
IHS, Inc. Class A (a)	100	5,113
JobStreet Corp. Bhd	2,617,600	983,207
Michael Page International PLC	5,833,785	31,200,519
Randstad Holdings NV (a)	586,000	25,308,929
SGS Societe Generale de Surveillance Holding SA (Reg.)	100	134,607
		66,098,703
Road & Rail - 0.3%
CSX Corp.	428,734	17,946,805
Guangshen Railway Co. Ltd. sponsored ADR	100	2,005
Old Dominion Freight Lines, Inc. (a)	100	3,043
		17,951,853
Trading Companies & Distributors - 0.0%
Richelieu Hardware Ltd.	100	1,820
TOTAL INDUSTRIALS		328,309,868
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 2.0%
Airvana, Inc. (a)	100	677
BYD Electronic International Co. Ltd. (a)	1,278,600	714,366
Comtech Telecommunications Corp. (a)	1,059,543	35,198,018
Juniper Networks, Inc. (a)	2,802,584	75,725,820
MIC Electronics Ltd.	1,883,689	2,101,318
Option NV (a)	360	1,022
Polycom, Inc. (a)	611,671	16,362,199
ZTE Corp. (H Shares)	236,600	1,248,637
		131,352,057
Computers & Peripherals - 1.4%
Acer, Inc.	1,010	2,575
ASUSTeK Computer, Inc.	2,191,193	3,760,535

	Shares	Value
Gemalto NV (a)	1,923,926	$ 89,708,926
Lenovo Group Ltd.	2,000	890
Lenovo Group Ltd. ADR	10,700	94,481
Logitech International SA (a)	56	1,029
		93,568,436
Electronic Equipment & Components - 0.9%
Digital China Holdings Ltd. (H Shares)	13,948,000	13,300,093
Ingenico SA (c)	770,074	21,410,136
Ingenico SA (a)	396,730	11,030,165
Inspur International Ltd.	5,000	658
Itron, Inc. (a)	100	6,414
L-1 Identity Solutions, Inc. (a)	100	699
Lumax International Corp. Ltd.	467,500	966,570
MTS Systems Corp.	309,990	9,054,808
RadiSys Corp. (a)	16,368	142,238
SYNNEX Corp. (a)	100	3,048
Trimble Navigation Ltd. (a)	700	16,737
Wasion Group Holdings Ltd.	2,000	1,768
		55,933,334
Internet Software & Services - 4.2%
Alibaba.com Ltd.	500	1,161
Answers Corp. (a)	100	925
comScore, Inc. (a)	100	1,801
Constant Contact, Inc. (a)	200	3,850
eBay, Inc. (a)	9,813,863	231,705,310
F@N Communications, Inc. (c)	325	573,536
INFO Edge India Ltd.	7,084	99,474
Internet Brands, Inc. Class A (a)	1,462	11,667
LoopNet, Inc. (a)	694	6,274
Rediff.com India Ltd. sponsored ADR (a)	1,100	3,564
ValueClick, Inc. (a)	1,103,527	14,555,521
VeriSign, Inc. (a)	706,097	16,727,438
Vocus, Inc. (a)	100	2,089
Web.com, Inc. (a)	43	305
WebMD Health Corp. Class A (a)	262,088	8,680,355
		272,373,270
IT Services - 2.5%
Affiliated Computer Services, Inc. Class A (a)	1,838,115	99,570,690
Computer Task Group, Inc. (a)	100	811
CyberSource Corp. (a)	100	1,667
Datacash Group PLC	184,200	638,903
Paracon Holdings Ltd.	32,405	7,249
Perot Systems Corp. Class A (a)	2,162,573	64,228,418
WNS Holdings Ltd. sponsored ADR (a)	100	1,598
		164,449,336
Semiconductors & Semiconductor Equipment - 2.4%
Aixtron AG	467,400	12,735,082
Aixtron AG sponsored ADR	100	2,731
Cree, Inc. (a)	658	24,182
Disco Corp.	156,000	10,373,341
KLA-Tencor Corp.	100	3,586
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Kontron AG	2,242,245	$ 27,495,426
PMC-Sierra, Inc. (a)	5,098,430	48,740,991
Richtek Technology Corp.	1,333,337	11,482,849
Samco, Inc.	120	1,846
Silicon Laboratories, Inc. (a)	100	4,636
Siliconware Precision Industries Co. Ltd. sponsored ADR (c)	5,214,973	37,443,506
Varian Semiconductor Equipment Associates, Inc. (a)	100	3,284
Veeco Instruments, Inc. (a)	334,891	7,809,658
		156,121,118
Software - 6.4%
Autonomy Corp. PLC (a)	1,144,464	29,799,480
Changyou.com Ltd. (A Shares) ADR	100	3,552
Citrix Systems, Inc. (a)	100	3,923
Concur Technologies, Inc. (a)	100	3,976
DemandTec, Inc. (a)	67,942	599,928
Epicor Software Corp. (a)	711,865	4,534,580
Financial Technologies India Ltd.	78	2,259
Kingdee International Software Group Co. Ltd.	15,696,000	2,653,130
Longtop Financial Technologies Ltd. ADR (a)(c)	3,900,345	111,003,819
MICROS Systems, Inc. (a)	100	3,019
NetSuite, Inc. (a)	100	1,530
PROS Holdings, Inc. (a)	100	842
Royalblue Group PLC	100	1,870
Salesforce.com, Inc. (a)	100	5,693
Shanda Interactive Entertainment Ltd. sponsored ADR (a)(c)	3,536,934	181,091,021
Solera Holdings, Inc.	582,353	18,117,002
Tata Elxsi Ltd.	100	369
Ubisoft Entertainment SA (a)	3,547,557	67,173,353
VanceInfo Technologies, Inc. ADR (a)	332,800	6,469,632
Yedang Online Corp. (a)	202,840	1,511,432
		422,980,410
TOTAL INFORMATION TECHNOLOGY		1,296,777,961
MATERIALS - 6.3%
Chemicals - 1.0%
Asian Paints India Ltd.	482	14,194
Ecolab, Inc.	100	4,623
FMC Corp.	436,907	24,576,019
Recticel SA	100	814
Sensient Technologies Corp.	1,586,468	44,056,216
		68,651,866

	Shares	Value
Construction Materials - 0.0%
CRH PLC	1	$ 28
Containers & Packaging - 0.7%
Aptargroup, Inc.	100	3,736
Ball Corp.	900,419	44,300,615
		44,304,351
Metals & Mining - 4.6%
Africa Cellular Towers Ltd. (a)	290,317	34,403
Agnico-Eagle Mines Ltd. (Canada)	265,500	17,958,762
Barrick Gold Corp.	440,600	16,685,590
Centerra Gold, Inc. (a)	469,400	3,196,568
Eldorado Gold Corp. (a)	6,697,600	76,079,230
Franco-Nevada Corp.	39,900	1,046,979
Great Basin Gold Ltd. (a)	4,733,400	7,251,542
IAMGOLD Corp.	3,801,700	53,731,640
Inmet Mining Corp.	100	5,601
Kinross Gold Corp.	868,600	18,929,881
Lihir Gold Ltd. (a)	3,500,494	8,646,780
Midas Holdings Ltd.	1,000	607
Minefinders Corp. Ltd. (a)(c)	1,317,300	12,920,738
Newcrest Mining Ltd.	2,396,379	67,439,329
Northgate Minerals Corp. (a)	12,600	34,016
Yamana Gold, Inc.	1,492,554	16,061,861
		300,023,527
Paper & Forest Products - 0.0%
Pope Resources, Inc. LP	100	2,409
TOTAL MATERIALS		412,982,181
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
LG Dacom Corp.	111,840	1,902,647
Verizon Communications, Inc.	3,030,143	91,722,429
		93,625,076
Wireless Telecommunication Services - 0.0%
Vivo Participacoes SA sponsored ADR	167	4,217
TOTAL TELECOMMUNICATION SERVICES		93,629,293
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.1%
Calpine Corp. (a)	829,415	9,554,861
Multi-Utilities - 0.1%
Sempra Energy	128,900	6,420,509
Water Utilities - 0.0%
Cadiz, Inc. (a)	100	1,170
TOTAL UTILITIES		15,976,540
TOTAL COMMON STOCKS (Cost $5,192,188,313)		6,096,076,278
Investment Companies - 0.0%
	Shares	Value
Templeton Emerging Markets Income Fund (c) (Cost $230,258)	23,300	$ 337,617
Money Market Funds - 12.9%

Fidelity Cash Central Fund, 0.25% (f)	475,321,097	475,321,097
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(f)	372,091,548	372,091,548
TOTAL MONEY MARKET FUNDS (Cost $847,412,645)		847,412,645
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $6,039,831,216)	6,943,826,540
NET OTHER ASSETS - (5.9)%	(388,547,558)
NET ASSETS - 100%	$ 6,555,278,982
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $340,026 or 0.0% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,434,139
Fidelity Securities Lending Cash Central Fund	7,548,221
Total	$ 8,982,360
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aeropostale, Inc.	$ 55,532,120	$ -	$ 108,902,208	$ -	$ -
Comtech Telecommunications Corp.	84,416,935	-	32,742,008	-	-
Formosa Epitaxy, Inc.	3,684,482	-	12,887,744	-	-
Fuel Systems Solutions, Inc.	40,714,128	13,520,719	7,606,771	-	55,550,025
Harvard Bioscience, Inc.	4,989,354	-	-	-	7,135,717
Hot Topic, Inc.	8,805,953	13,167,315	-	-	20,126,274
Netflix, Inc.	145,464,826	-	-	-	224,694,246
Newpark Resources, Inc.	20,431,785	5,182,888	-	-	23,983,005
PureCircle Ltd.	-	25,626,377	-	-	25,821,303
ResCare, Inc.	10,919,555	14,911,285	-	-	25,283,484
Sally Beauty Holdings, Inc.	32,867,932	18,399,292	-	-	66,726,006
Sensient Technologies Corp.	34,605,439	22,228,560	21,128,038	938,652	-
Total	$ 442,432,509	$ 113,036,436	$ 183,266,769	$ 938,652	$ 449,320,060
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,191,488,369	$ 1,163,787,211	$ 27,701,158	$ -
Consumer Staples	485,580,265	390,788,628	94,791,637	-
Energy	467,916,179	467,916,179	-	-
Financials	665,391,265	580,616,628	84,774,637	-
Health Care	1,138,024,357	1,134,800,634	3,223,723	-
Industrials	328,309,868	318,862,594	9,327,267	120,007
Information Technology	1,296,777,961	1,285,829,238	10,948,723	-
Materials	412,982,181	412,982,181	-	-
Telecommunication Services	93,629,293	93,629,293	-	-
Utilities	15,976,540	15,976,540	-	-
Investment Companies	337,617	337,617	-	-
Money Market Funds	847,412,645	847,412,645	-	-
Total Investments in Securities:	$ 6,943,826,540	$ 6,712,939,388	$ 230,767,145	$ 120,007
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 189,938
Total Realized Gain (Loss)	(1,767,642)
Total Unrealized Gain (Loss)	1,800,550
Cost of Purchases	-
Proceeds of Sales	(97,677)
Amortization/Accretion	-
Transfers in/out of Level 3	(5,162)
Ending Balance	$ 120,007
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ 4,390

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $6,084,479,005. Net unrealized appreciation aggregated $859,347,535, of which $1,356,595,791 related to appreciated investment securities and $497,248,256 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Variable Insurance Products:
Value Strategies Portfolio

September 30, 2009

1.808798.105

VIPVS-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CONSUMER DISCRETIONARY - 16.5%
Auto Components - 1.8%
Autoliv, Inc.	39,000	$ 1,310,400
BorgWarner, Inc.	25,900	783,734
Johnson Controls, Inc.	46,000	1,175,760
The Goodyear Tire & Rubber Co. (a)	118,520	2,018,396
		5,288,290
Automobiles - 0.7%
Harley-Davidson, Inc.	29,500	678,500
Renault SA (a)	13,900	648,130
Thor Industries, Inc.	23,500	727,325
		2,053,955
Diversified Consumer Services - 0.7%
H&R Block, Inc.	75,600	1,389,528
Regis Corp.	44,768	693,904
		2,083,432
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	46,947	738,476
McCormick & Schmick's Seafood Restaurants (a)	49,529	368,496
Starwood Hotels & Resorts Worldwide, Inc.	39,213	1,295,205
Vail Resorts, Inc. (a)	20,194	677,307
WMS Industries, Inc. (a)	41,400	1,844,784
Wyndham Worldwide Corp.	116,500	1,901,280
		6,825,548
Household Durables - 4.9%
Black & Decker Corp.	33,800	1,564,602
Ethan Allen Interiors, Inc.	40,270	664,455
Furniture Brands International, Inc. (a)	73,200	404,796
Harman International Industries, Inc.	39,010	1,321,659
KB Home	60,500	1,004,905
Lennar Corp. Class A	48,900	696,825
Mohawk Industries, Inc. (a)	21,400	1,020,566
Newell Rubbermaid, Inc.	81,700	1,281,873
Pulte Homes, Inc.	235,590	2,589,134
Stanley Furniture Co., Inc.	35,300	366,061
The Stanley Works	34,200	1,459,998
Whirlpool Corp.	34,375	2,404,875
		14,779,749
Internet & Catalog Retail - 0.4%
Liberty Media Corp. Interactive Series A (a)	124,900	1,370,153
Leisure Equipment & Products - 0.1%
Brunswick Corp.	37,000	443,260
Media - 1.5%
Cablevision Systems Corp. - NY Group Class A	70,529	1,675,064
DISH Network Corp. Class A (a)	61,115	1,177,075

	Shares	Value
McGraw-Hill Companies, Inc.	34,800	$ 874,872
Time Warner Cable, Inc.	15,600	672,204
		4,399,215
Specialty Retail - 3.6%
Advance Auto Parts, Inc.	41,800	1,641,904
Asbury Automotive Group, Inc. (a)	131,759	1,670,704
Casual Male Retail Group, Inc. (a)	81,755	281,237
Jos. A. Bank Clothiers, Inc. (a)	18,442	825,648
Lowe's Companies, Inc.	43,100	902,514
MarineMax, Inc. (a)	77,357	604,158
OfficeMax, Inc.	154,883	1,948,428
Sonic Automotive, Inc. Class A (sub. vtg.)	109,734	1,152,207
Staples, Inc.	53,800	1,249,236
Zale Corp. (a)(c)	55,000	393,250
		10,669,286
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	77,900	1,667,060
TOTAL CONSUMER DISCRETIONARY		49,579,948
CONSUMER STAPLES - 6.0%
Beverages - 0.7%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	62,000	939,300
Dr Pepper Snapple Group, Inc. (a)	40,200	1,155,750
		2,095,050
Food & Staples Retailing - 1.8%
BJ's Wholesale Club, Inc. (a)	24,700	894,634
CVS Caremark Corp.	44,900	1,604,726
Safeway, Inc.	97,100	1,914,812
Winn-Dixie Stores, Inc. (a)	71,170	933,750
		5,347,922
Food Products - 2.1%
Bunge Ltd.	18,200	1,139,502
Corn Products International, Inc.	42,000	1,197,840
General Mills, Inc.	3,000	193,140
Marine Harvest ASA (a)	1,198,667	870,109
Ralcorp Holdings, Inc. (a)	38,100	2,227,707
Smithfield Foods, Inc. (a)	46,700	644,460
		6,272,758
Household Products - 0.3%
Energizer Holdings, Inc. (a)	13,200	875,688
Personal Products - 0.7%
Avon Products, Inc.	52,000	1,765,920
Estee Lauder Companies, Inc. Class A	15,600	578,448
		2,344,368
Tobacco - 0.4%
Lorillard, Inc.	15,800	1,173,940
TOTAL CONSUMER STAPLES		18,109,726
Common Stocks - continued
	Shares	Value
ENERGY - 8.9%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	23,100	$ 985,446
Exterran Holdings, Inc. (a)	6,200	147,188
Helmerich & Payne, Inc.	25,100	992,203
Nabors Industries Ltd. (a)	33,800	706,420
Patterson-UTI Energy, Inc.	47,400	715,740
Smith International, Inc.	46,672	1,339,486
Transocean Ltd. (a)	7,000	598,710
Weatherford International Ltd. (a)	65,400	1,355,742
		6,840,935
Oil, Gas & Consumable Fuels - 6.6%
Arch Coal, Inc.	35,700	790,041
Chesapeake Energy Corp.	79,600	2,260,640
Concho Resources, Inc. (a)	17,728	643,881
Denbury Resources, Inc. (a)	194,442	2,941,907
EXCO Resources, Inc. (a)	80,200	1,498,938
Petrohawk Energy Corp. (a)	59,170	1,432,506
Plains Exploration & Production Co. (a)	40,300	1,114,698
Range Resources Corp.	35,245	1,739,693
SandRidge Energy, Inc. (a)	146,500	1,898,640
Southwestern Energy Co. (a)	39,700	1,694,396
Stone Energy Corp. (a)	29,100	474,621
Suncor Energy, Inc.	26,100	911,854
TriStar Oil & Gas Ltd. (a)	51,000	745,586
Ultra Petroleum Corp. (a)	36,100	1,767,456
		19,914,857
TOTAL ENERGY		26,755,792
FINANCIALS - 19.8%
Capital Markets - 1.1%
GCA Savvian Group Corp.	47	58,917
Morgan Stanley	58,000	1,791,040
State Street Corp.	26,700	1,404,420
		3,254,377
Commercial Banks - 7.0%
Associated Banc-Corp.	71,800	819,956
CapitalSource, Inc.	327,772	1,422,530
China Citic Bank Corp. Ltd. Class H	804,000	530,121
Comerica, Inc.	57,100	1,694,157
Fifth Third Bancorp	80,658	817,066
Huntington Bancshares, Inc.	350,700	1,651,797
PNC Financial Services Group, Inc.	80,400	3,906,639
Sumitomo Mitsui Financial Group, Inc.	10,400	360,528
SunTrust Banks, Inc.	39,600	892,980
SVB Financial Group (a)	25,000	1,081,750
U.S. Bancorp, Delaware	133,516	2,918,660
Wells Fargo & Co.	112,879	3,180,930
Wilmington Trust Corp., Delaware	121,100	1,719,620
		20,996,734

	Shares	Value
Consumer Finance - 0.9%
Capital One Financial Corp.	42,800	$ 1,529,244
Discover Financial Services	76,066	1,234,551
		2,763,795
Diversified Financial Services - 1.3%
Bank of America Corp.	98,500	1,666,620
JPMorgan Chase & Co.	48,100	2,107,742
		3,774,362
Insurance - 5.6%
ACE Ltd.	45,000	2,405,700
Arch Capital Group Ltd. (a)	900	60,786
Assurant, Inc.	62,354	1,999,069
Axis Capital Holdings Ltd.	70,600	2,130,708
CNA Financial Corp. (a)	29,187	704,574
Everest Re Group Ltd.	13,900	1,219,030
Genworth Financial, Inc. Class A	144,800	1,730,360
Lincoln National Corp.	66,800	1,730,788
The First American Corp.	35,500	1,149,135
Validus Holdings Ltd.	90,758	2,341,556
XL Capital Ltd. Class A	71,788	1,253,418
		16,725,124
Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc. (c)	30,499	1,657,621
CBL & Associates Properties, Inc.	131,219	1,272,824
Corporate Office Properties Trust (SBI)	14,600	538,448
Developers Diversified Realty Corp.	67,912	627,507
Kite Realty Group Trust	124,100	517,497
ProLogis Trust	76,700	914,264
U-Store-It Trust	46,727	292,044
		5,820,205
Real Estate Management & Development - 1.9%
Avatar Holdings, Inc. (a)	16,100	305,900
CB Richard Ellis Group, Inc. Class A (a)	220,929	2,593,706
Forestar Group, Inc. (a)	53,284	915,419
Jones Lang LaSalle, Inc.	39,200	1,856,904
		5,671,929
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (c)	25,600	189,696
TOTAL FINANCIALS		59,196,222
HEALTH CARE - 9.3%
Biotechnology - 1.0%
Biogen Idec, Inc. (a)	19,100	964,932
Clinical Data, Inc. (a)	5,600	93,352
Genzyme Corp. (a)	26,200	1,486,326
OREXIGEN Therapeutics, Inc. (a)	38,200	376,270
		2,920,880
Health Care Equipment & Supplies - 3.0%
Beckman Coulter, Inc.	12,100	834,174
Cooper Companies, Inc.	62,081	1,845,668
Covidien PLC	43,350	1,875,321
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DENTSPLY International, Inc.	38,581	$ 1,332,588
Hospira, Inc. (a)	22,000	981,200
Orthofix International NV (a)	30,500	896,395
Stryker Corp.	15,900	722,337
Syneron Medical Ltd. (a)	44,200	504,322
		8,992,005
Health Care Providers & Services - 3.0%
Aetna, Inc.	14,200	395,186
Brookdale Senior Living, Inc.	52,117	944,881
Capital Senior Living Corp. (a)	100,757	614,618
CIGNA Corp.	58,100	1,632,029
Emeritus Corp. (a)(c)	129,141	2,834,645
Henry Schein, Inc. (a)	33,842	1,858,264
Laboratory Corp. of America Holdings (a)	10,000	657,000
		8,936,623
Life Sciences Tools & Services - 0.8%
Life Technologies Corp. (a)	26,300	1,224,265
Lonza Group AG	4,189	456,754
PerkinElmer, Inc.	41,200	792,688
		2,473,707
Pharmaceuticals - 1.5%
Ardea Biosciences, Inc. (a)	6,600	120,912
Cadence Pharmaceuticals, Inc. (a)	56,024	619,625
King Pharmaceuticals, Inc. (a)	97,300	1,047,921
Salix Pharmaceuticals Ltd. (a)	18,600	395,436
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,300	925,248
ViroPharma, Inc. (a)	122,500	1,178,450
Warner Chilcott PLC (a)	7,200	155,664
		4,443,256
TOTAL HEALTH CARE		27,766,471
INDUSTRIALS - 11.7%
Building Products - 1.4%
Armstrong World Industries, Inc. (a)	15,900	547,914
Masco Corp.	132,500	1,711,900
Owens Corning (a)	83,489	1,874,328
		4,134,142
Commercial Services & Supplies - 2.3%
Cenveo, Inc. (a)	63,237	437,600
Cintas Corp.	15,500	469,805
Consolidated Graphics, Inc. (a)	36,072	899,996
GeoEye, Inc. (a)	50,000	1,340,000
R.R. Donnelley & Sons Co.	99,600	2,117,496
Republic Services, Inc.	66,620	1,770,093
		7,034,990

	Shares	Value
Construction & Engineering - 0.5%
MYR Group, Inc. (a)	72,600	$ 1,531,134
Electrical Equipment - 0.7%
AMETEK, Inc.	15,200	530,632
Renewable Energy Corp. AS (a)	30,210	265,161
SunPower Corp. Class B (a)	48,700	1,228,701
		2,024,494
Industrial Conglomerates - 0.7%
Rheinmetall AG	7,900	467,720
Textron, Inc.	78,113	1,482,585
		1,950,305
Machinery - 3.0%
Altra Holdings, Inc. (a)	43,870	490,905
Blount International, Inc. (a)	77,800	736,766
Commercial Vehicle Group, Inc. (a)	24,400	158,844
Cummins, Inc.	26,700	1,196,427
Deere & Co.	25,750	1,105,190
GEA Group AG	2,805	58,531
Ingersoll-Rand Co. Ltd.	52,300	1,604,041
Navistar International Corp. (a)	33,200	1,242,344
Timken Co.	28,900	677,127
Vallourec SA	9,595	1,625,874
		8,896,049
Marine - 0.2%
Ultrapetrol (Bahamas) Ltd. (a)	148,247	729,375
Professional Services - 1.0%
Experian PLC	148,170	1,246,936
Monster Worldwide, Inc. (a)(c)	101,700	1,777,716
		3,024,652
Road & Rail - 1.8%
Arkansas Best Corp.	17,600	526,944
Contrans Income Fund	25,500	183,181
CSX Corp.	29,800	1,247,428
Ryder System, Inc.	47,000	1,835,820
Saia, Inc. (a)	16,800	270,144
Union Pacific Corp.	24,600	1,435,410
		5,498,927
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	42,600	383,826
TOTAL INDUSTRIALS		35,207,894
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 0.7%
Comverse Technology, Inc. (a)	85,900	751,625
Juniper Networks, Inc. (a)	50,200	1,356,404
		2,108,029
Computers & Peripherals - 0.4%
NCR Corp. (a)	76,706	1,060,077
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 3.7%
Agilent Technologies, Inc. (a)	88,300	$ 2,457,389
Anixter International, Inc. (a)	5,300	212,583
Arrow Electronics, Inc. (a)	47,300	1,331,495
Avnet, Inc. (a)	54,250	1,408,873
Bell Microproducts, Inc. (a)	246,115	858,941
Digital China Holdings Ltd. (H Shares)	372,000	354,720
Ingram Micro, Inc. Class A (a)	89,200	1,503,020
Itron, Inc. (a)	22,430	1,438,660
Tyco Electronics Ltd.	74,650	1,663,202
		11,228,883
Internet Software & Services - 1.2%
Dice Holdings, Inc. (a)	75,458	495,004
Move, Inc. (a)	522,678	1,411,231
VeriSign, Inc. (a)	67,590	1,601,207
		3,507,442
IT Services - 1.0%
Affiliated Computer Services, Inc. Class A (a)	31,100	1,684,687
Metavante Technologies, Inc. (a)	42,400	1,461,952
		3,146,639
Semiconductors & Semiconductor Equipment - 3.1%
ASML Holding NV (NY Shares)	70,909	2,096,779
Atmel Corp. (a)	193,100	809,089
Lam Research Corp. (a)	76,700	2,620,072
LTX-Credence Corp. (a)	169,015	278,875
MEMC Electronic Materials, Inc. (a)	33,000	548,790
ON Semiconductor Corp. (a)	282,391	2,329,726
Verigy Ltd. (a)	43,273	502,832
		9,186,163
Software - 2.1%
Ariba, Inc. (a)	70,132	813,531
BMC Software, Inc. (a)	31,700	1,189,701
Epicor Software Corp. (a)	176,016	1,121,222
Gameloft (a)	224,843	1,253,539
Mentor Graphics Corp. (a)	78,176	727,819
Nintendo Co. Ltd.	1,100	280,543
Novell, Inc. (a)	173,600	782,936
		6,169,291
TOTAL INFORMATION TECHNOLOGY		36,406,524
MATERIALS - 8.9%
Chemicals - 4.9%
Albemarle Corp.	52,200	1,806,120
Cabot Corp.	55,400	1,280,294
Calgon Carbon Corp. (a)	84,600	1,254,618
Celanese Corp. Class A	95,722	2,393,050
Dow Chemical Co.	28,300	737,781

	Shares	Value
Rockwood Holdings, Inc. (a)	24,599	$ 506,001
Solutia, Inc. (a)	193,664	2,242,629
Terra Industries, Inc.	35,164	1,219,136
W.R. Grace & Co. (a)	140,436	3,053,079
Wacker Chemie AG	2,029	316,470
		14,809,178
Construction Materials - 0.3%
HeidelbergCement AG	12,380	801,437
HeidelbergCement AG rights 10/7/09 (a)	4,340	23,371
		824,808
Containers & Packaging - 1.0%
Ball Corp.	26,843	1,320,676
Owens-Illinois, Inc. (a)	44,930	1,657,917
		2,978,593
Metals & Mining - 2.4%
Compass Minerals International, Inc.	28,200	1,737,684
Freeport-McMoRan Copper & Gold, Inc.	20,700	1,420,227
Globe Specialty Metals, Inc.	30,600	276,012
Globe Specialty Metals, Inc. (Reg. S) (a)	109,855	961,231
Gulf Resources, Inc. (a)	78,650	149,435
Newcrest Mining Ltd.	88,061	2,478,229
		7,022,818
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	26,600	974,890
TOTAL MATERIALS		26,610,287
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
Global Crossing Ltd. (a)	145,243	2,076,975
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	138,600	547,470
TOTAL TELECOMMUNICATION SERVICES		2,624,445
UTILITIES - 4.7%
Electric Utilities - 1.9%
Allegheny Energy, Inc.	63,673	1,688,608
American Electric Power Co., Inc.	32,900	1,019,571
Entergy Corp.	11,700	934,362
FirstEnergy Corp.	45,635	2,086,432
		5,728,973
Gas Utilities - 1.3%
EQT Corp.	20,200	860,520
Questar Corp.	70,200	2,636,712
Xinao Gas Holdings Ltd.	206,000	409,342
		3,906,574
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.9%
AES Corp.	100,792	$ 1,493,737
Constellation Energy Group, Inc.	38,300	1,239,771
		2,733,508
Multi-Utilities - 0.6%
Sempra Energy	32,000	1,593,920
TOTAL UTILITIES		13,962,975
TOTAL COMMON STOCKS (Cost $288,880,551)		296,220,284
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50% (a)(d)	900	161,811
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Fiat SpA (a)	89,000	642,052
TOTAL PREFERRED STOCKS (Cost $798,562)		803,863
Corporate Bonds - 0.0%
	Principal Amount
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
BorgWarner, Inc. 3.5% 4/15/12	$ 90,000	110,781

	Principal Amount	Value
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc.:
7.875% 12/15/14	$ 10,000	$ 7,650
8.25% 12/15/14	5,000	3,900

TOTAL NONCONVERTIBLE BONDS	11,550
TOTAL CORPORATE BONDS (Cost $99,101)	122,331
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.25% (e)	843,977	843,977
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(e)	4,182,205	4,182,205
TOTAL MONEY MARKET FUNDS (Cost $5,026,182)		5,026,182
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $294,804,396)	302,172,660
NET OTHER ASSETS - (0.9)%	(2,605,040)
NET ASSETS - 100%	$ 299,567,620
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $161,811 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,382
Fidelity Securities Lending Cash Central Fund	80,801
Total	$ 84,183
Other Information

The following is a summary of the inputs used, as of September 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 50,222,000	$ 50,222,000	$ -	$ -
Consumer Staples	18,109,726	18,109,726	-	-
Energy	26,917,603	26,755,792	161,811	-
Financials	59,196,222	58,776,777	419,445	-
Health Care	27,766,471	27,766,471	-	-
Industrials	35,207,894	35,207,894	-	-
Information Technology	36,406,524	36,125,981	280,543	-
Materials	26,610,287	26,610,287	-	-
Telecommunication Services	2,624,445	2,624,445	-	-
Utilities	13,962,975	13,962,975	-	-
Corporate Bonds	122,331	-	122,331	-
Money Market Funds	5,026,182	5,026,182	-	-
Total Investments in Securities:	$ 302,172,660	$ 301,188,530	$ 984,130	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 190,937
Total Realized Gain (Loss)	(319,266)
Total Unrealized Gain (Loss)	232,005
Cost of Purchases	425,890
Proceeds of Sales	(169,038)
Amortization/Accretion	-
Transfers in/out of Level 3	(360,528)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $299,615,436. Net unrealized appreciation aggregated $2,557,224, of which $44,047,005 related to appreciated investment securities and $41,489,781 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009